UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2005

Date of reporting period:         May 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS


                                                                    [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS



                                        MAY 31, 2005

                                        ANNUAL REPORT

                                MASTER PORTFOLIOS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
    Managed Fixed Income Portfolio .......................................   112
    Stable Income Portfolio ..............................................   121
    Strategic Value Bond Portfolio .......................................   129
    Tactical Maturity Bond Portfolio .....................................   137
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
    Statements of Assets and Liabilities..................................   140
    Statements of Operations..............................................   141
    Statements of Changes in Net Assets...................................   142
    Financial Highlights..................................................   144
NOTES TO FINANCIAL STATEMENTS.............................................   146
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................   150
--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED).............................................   151
--------------------------------------------------------------------------------
LIST OF ABBREVIATIONS.....................................................   157
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------



WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 5.74%
$  1,938,355  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1
                CLASS A8                                                            6.73%        06/10/2023      $    1,961,291
   1,520,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-B
                CLASS A4+/-                                                         3.35         12/01/2025           1,519,991
   1,297,217  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A
                CLASS A2+/-                                                         3.13         12/01/2021           1,293,974
   5,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                6.60         02/25/2032           5,206,149
     453,781  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7           6.63         09/15/2016             455,432
   2,740,877  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD4 CLASS
                A1+/-++                                                             3.47         12/30/2034           2,780,263
   1,700,000  CROWN CASTLE TOWERS LLC++                                             4.64         06/15/2035           1,700,000
      87,984  GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES 1997-HE2
                CLASS A7                                                            7.12         06/25/2027              87,786
   2,368,431  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8               6.86         07/15/2029           2,488,641
   2,494,521  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2              8.36         07/15/2030           2,564,557
   2,213,143  GSAMP TRUST SERIES 2005-SEA1 CLASSA+/-++                              3.43         04/25/2035           2,213,143
   2,500,000  KEYCORP STUDENT LOAN TRUST+/-                                         3.59         11/25/2036           2,514,700
   2,145,000  MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1
                CLASS A+/-                                                          2.65         06/15/2009           2,151,532
      63,993  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A
                CLASS A2FL+/-++                                                     4.44         06/18/2012              63,991
   5,518,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++               6.70         09/25/2007           5,522,361
   4,457,332  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3
                CLASS A6                                                            5.98         08/25/2019           4,500,444
   1,919,695  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                CLASS A+/-                                                          3.31         06/25/2034           1,921,757

TOTAL ASSET-BACKED SECURITIES (COST $38,682,184)                                                                     38,946,012
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 10.50%
   2,821,899  COUNTRYWIDE HOME LOANS++                                              6.50         11/25/2034           2,930,808
   5,784,234  COUNTRYWIDE HOME LOANS+/-++                                           3.38         03/25/2035           5,787,399
   3,444,171  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5
                CLASS 10A1+/-                                                       5.03         05/01/2034           3,465,585
      28,697  FANNIE MAE SERIES 1988-5 CLASS Z                                      9.20         03/25/2018              30,462
  19,900,241  FANNIE MAE SERIES 2005-29 CLASS WQ<<                                  5.50         04/25/2035          20,457,193
   8,500,000  FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                         6.25         05/25/2042           8,761,044
   5,424,377  FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                       7.00         05/25/2044           5,755,528
   3,041,442  FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                         7.50         06/25/2044           3,249,107
     156,651  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                         9.95         08/01/2017             165,155
   2,078,481  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
                CLASS A3                                                            7.12         06/18/2029           2,143,517
   2,287,545  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4               6.65         11/10/2030           2,325,331
     727,524  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                7.56         11/10/2030             780,748
   4,932,679  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2
                CLASS A1+/-++                                                       6.50         10/25/2034           5,091,557
     759,256  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
                CLASS A1+/-++                                                       3.59         11/25/2034             762,317
   4,545,860  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                          3.49         10/20/2027           4,549,533
   4,962,639  WASHINGTON MUTUAL MORTGAGE 2005-AR6 20450425+/-                       3.26         04/25/2045           4,962,639

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $70,977,037)                                                         71,217,923
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 26.08%

AMUSEMENT & RECREATION SERVICES - 0.23%
   1,480,000  PEARSON DOLLAR FINANCIAL PLC++                                        5.70         06/01/2014           1,542,768
                                                                                                                 --------------

BUSINESS SERVICES - 1.16%
   1,770,000  CENDANT CORPORATION<<                                                 7.38         01/15/2013           2,007,148
   1,650,000  FISERV INCORPORATED                                                   4.00         04/15/2008           1,627,862
   1,750,000  NCR CORPORATION++                                                     7.13         06/15/2009           1,900,890
   2,120,000  THOMPSON CORPORATION                                                  6.20         01/05/2012           2,318,880
                                                                                                                      7,854,870
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CHEMICALS & ALLIED PRODUCTS - 1.49%
$  2,000,000  BRISTOL MYERS SQUIBB                                                  5.75%        10/01/2011           2,134,678
   1,400,000  HOSPIRA INCORPORATED
   1,400,000  HOSPIRA INCORPORATED                                                  4.95         06/15/2009           1,425,562
   1,900,000  OLIN CORPORATION                                                      9.13         12/15/2011           2,330,983
   2,450,000  RPM INTERNATIONAL INCORPORATED                                        7.00         06/15/2005           2,450,757
   1,600,000  WYETH                                                                 6.95         03/15/2011           1,791,157
                                                                                                                     10,133,137
                                                                                                                 --------------

COMMUNICATIONS - 1.17%
   1,425,000  COX COMMUNICATIONS INCORPORATED                                       7.88         08/15/2009           1,591,456
   1,495,000  QWEST CORPORATION                                                     5.63         11/15/2008           1,457,625
   2,310,000  SPRINT CAPITAL CORPORATION                                            6.00         01/15/2007           2,374,648
   2,250,000  TIME WARNER INCORPORATED                                              6.88         05/01/2012           2,530,732
                                                                                                                      7,954,461
                                                                                                                 --------------

CONSUMER SERVICES - 0.32%
   1,955,000  NIELSEN MEDIA                                                         7.60         06/15/2009           2,142,275
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 5.67%
   3,300,000  ASSOCIATED BANCORP                                                    6.75         08/15/2011           3,703,633
   3,000,000  BANK ONE CAPITAL IV+/-                                                4.41         09/01/2030           3,007,473
   5,000,000  BANKAMERICA CAPITAL III+/-                                            3.71         01/15/2027           4,848,975
   2,000,000  CHASE CAPITAL VI+/-                                                   3.84         08/01/2028           1,893,076
   3,000,000  CITY NATIONAL BANK                                                    6.75         09/01/2011           3,369,546
   1,750,000  COLONIAL BANK                                                         9.38         06/01/2011           2,084,414
     750,000  CORESTATES CAPITAL TRUST II+/-++                                      3.79         01/15/2027             735,913
   3,200,000  DEPOSIT GUARANTY CORPORATION                                          7.25         05/01/2006           3,296,330
   3,000,000  FIRSTAR BANK NA                                                       7.13         12/01/2009           3,354,672
   1,500,000  GREAT BAY BANCORP SR NT-C++                                           5.13         04/15/2010           1,516,178
   2,000,000  MANUFACTURERS & TRADERS TRUST COMPANY                                 8.00         10/01/2010           2,351,890
   2,000,000  MANUFACTURERS & TRADERS TRUST COMPANY                                 8.00         10/01/2010           2,351,890
   2,150,000  TCF FINANCIAL BANK                                                    5.00         06/15/2014           2,162,193
   1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                              6.38         08/01/2011           1,571,410
   2,000,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                7.80         08/18/2010           2,322,140
                                                                                                                     38,442,258
                                                                                                                 --------------

EDUCATIONAL SERVICES - 0.60%
   3,750,000  STANFORD UNIVERSITY SERIES MTNA                                       6.16         04/30/2011           4,107,487
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.59%
   2,000,000  DUKE ENERGY FIELD SERVICES LLC                                        7.88         08/16/2010           2,294,534
   1,134,146  NIAGARA MOHAWK POWER CORPORATION SERIES F                             7.63         10/01/2005           1,148,998
     500,000  PEOPLES ENERGY CORPORATION                                            6.90         01/15/2011             564,067
                                                                                                                      4,007,599
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
  EQUIPMENT - 0.60%
   1,400,000  SOLECTRON CORPORATION SERIES B<<                                      7.38         03/01/2006           1,421,000
   2,500,000  THOMAS & BETTS CORPORATION SERIES MTN                                 6.63         05/07/2008           2,621,177
                                                                                                                      4,042,177
                                                                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FOOD & KINDRED PRODUCTS - 1.16%
$  2,000,000  CONAGRA FOODS INCORPORATED                                            7.88%        09/15/2010      $    2,303,030
     965,000  GENERAL MILLS INCORPORATED                                            6.00         02/15/2012           1,046,204
   2,500,000  KELLOGG COMPANY                                                       6.60         04/01/2011           2,762,933
   1,600,000  KRAFT FOODS INCORPORATED                                              6.25         06/01/2012           1,750,302
                                                                                                                      7,862,469
                                                                                                                 --------------

FORESTRY - 0.30%
   2,000,000  WEYERHAEUSER COMPANY                                                  6.00         08/01/2006           2,032,774
                                                                                                                 --------------

HEALTH SERVICES - 0.65%
   2,800,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                             7.50         05/01/2031           3,568,748
     850,000  HEALTHSOUTH CORPORATION                                               7.63         06/01/2012             816,000
                                                                                                                      4,384,748
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
   1,920,000  BASELL AMERICA FINANCE++                                              7.60         03/15/2007           1,901,879
   1,750,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                               7.25         07/15/2010           1,988,317
     250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                       6.30         02/15/2011             275,461
   1,395,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                     6.25         02/15/2012           1,539,123
                                                                                                                      5,704,780
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
   1,125,000  STEELCASE INCORPORATED                                                6.38         11/15/2006           1,145,099
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.03%
     170,000  MARRIOTT INTERNATIONAL INCORPORATED SERIES B                          6.88         11/15/2005             172,375
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.09%
     600,000  APPLIED MATERIALS INCORPORATED SERIES MTNA                            6.70         09/06/2005             604,744
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.66%
   2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                   6.50         06/14/2011           2,218,580
   2,000,000  NLV FINANCIAL CORPORATION++                                           7.50         08/15/2033           2,295,666
                                                                                                                      4,514,246
                                                                                                                 --------------

INSURANCE CARRIERS - 4.89%
   1,500,000  AMERUS GROUP COMPANY                                                  6.95         06/15/2005           1,501,341
   2,000,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                 8.25         11/15/2011           2,319,182
   2,800,000  JOHN HANCOCK GLOBAL FUNDING II++                                      7.90         07/02/2010           3,255,213
     750,000  LINCOLN NATIONAL CORPORATION                                          6.20         12/15/2011             820,050
   2,200,000  MARKEL CORPORATION                                                    7.20         08/15/2007           2,325,354
   2,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                    8.25         09/15/2025           3,268,204
   2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                        5.38         09/15/2013           3,063,020
   1,650,000  PROTECTIVE LIFE US FUNDING TRUST++                                    5.88         08/15/2006           1,679,273
   1,500,000  PROVIDENT COMPANIES INCORPORATED                                      6.38         07/15/2005           1,506,426
   2,450,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                             7.65         07/01/2007           2,620,013
   2,100,000  REINSURANCE GROUP OF AMERICA++                                        7.25         04/01/2006           2,143,506
   2,000,000  RELIASTAR FINANCIAL CORPORATION                                       8.00         10/30/2006           2,105,762
   1,385,000  SAFECO CORPORATION                                                    4.88         02/01/2010           1,413,125
   3,000,000  UNITRIN INCORPORATED                                                  5.75         07/01/2007           3,081,456
   2,050,000  WR BERKLEY CORPORATION                                                5.13         09/30/2010           2,073,481
                                                                                                                     33,175,406
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------


   MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.70%
$  2,500,000  GENERAL ELECTRIC COMPANY                                              5.00%        02/01/2013      $    2,570,268
   2,000,000  HONEYWELL INTERNATIONAL INCORPORATED                                  6.13         11/01/2011           2,183,024
                                                                                                                      4,753,292
                                                                                                                 --------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.34%
   2,000,000  GOODRICH CORPORATION                                                  7.63         12/15/2012           2,342,144
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.85%
   1,925,000  ATHENA NEUROSCIENCES FINANCE LLC<<                                    7.25         02/21/2008           1,809,500
   2,500,000  FORD MOTOR CREDIT COMPANY                                             7.38         10/28/2009           2,418,285
   1,600,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                               7.75         01/19/2010           1,509,851
                                                                                                                      5,737,636
                                                                                                                 --------------

OIL & GAS EXTRACTION - 0.27%
   1,750,000  MARATHON OIL CORPORATION CONSOLIDATED                                 6.85         03/01/2008           1,862,550
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.28%
   1,750,000  INTERNATIONAL PAPER COMPANY                                           6.75         09/01/2011           1,919,218
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.22%
   1,520,000  EL PASO CGP COMPANY<<                                                 6.50         05/15/2006           1,527,600
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.55%
   1,710,000  AMERICAN GREETINGS CORPORATION                                        6.10         08/01/2028           1,748,475
   1,750,000  VIACOM INCORPORATED                                                   7.70         07/30/2010           1,954,654
                                                                                                                      3,703,129
                                                                                                                 --------------

REAL ESTATE - 0.41%
   1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                 5.08         08/01/2013           1,354,080
   1,250,000  SHURGARD STORAGE CENTERS                                              7.75         02/22/2011           1,420,565
                                                                                                                      2,774,645
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.80%
   2,600,000  GOLDMAN SACHS GROUP INCORPORATED+/-<<                                 3.49         07/23/2009           2,610,930
   2,500,000  MORGAN STANLEY                                                        6.75         04/15/2011           2,794,238
                                                                                                                      5,405,168
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.81%
   1,618,775  CONTINENTAL AIRLINES INCORPORATED SERIES 972A                         7.15         06/30/2007           1,469,605
     429,004  CONTINENTAL AIRLINES INCORPORATED SERIES 974C<<                       6.80         07/02/2007             362,324
     521,473  DELTA AIR LINES INCORPORATED<<                                        7.78         01/02/2012             216,431
   2,529,345  FEDEX CORPORATION SERIES 97-B                                         7.52         01/15/2018           2,768,121
     827,503  NORTHWEST AIRLINES INCORPORATED SERIES 991A<<                         6.81         02/01/2020             705,612
                                                                                                                      5,522,093
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 0.23%
   1,500,000  NAVISTAR INTERNATIONAL CORPORATION SERIES B                           9.38         06/01/2006           1,560,000

                                                                                                                 --------------
TOTAL CORPORATE BONDS & NOTES (COST $171,109,329)                                                                   176,931,058
                                                                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 3.52%
$  2,300,000  BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED               7.33%        01/15/2007      $    2,418,818
   3,035,000  CITY OF MINNEAPOLIS MN SERIES A                                       6.00         02/01/2026           3,181,408
   3,805,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES
                LEASING REVENUE                                                     7.40         12/01/2025           4,882,310
   3,850,000  INDIANA BOND BANK REVENUE                                             4.73         01/15/2014           3,914,719
     890,000  LA CROSSE WI SERIES B                                                 5.00         12/01/2009             911,440
     940,000  LA CROSSE WI SERIES B                                                 5.20         12/01/2010             968,933
   2,210,000  LOYOLA UNIVERSITY ILLINOIS                                            4.80         07/01/2013           2,196,762
   2,000,000  MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SERIES 15                                                           6.05         01/01/2012           2,197,540
   1,015,000  STATE OF ILLINOIS                                                     4.95         06/01/2023           1,029,535
   1,000,000  STATE OF TEXAS                                                        7.15         12/01/2009           1,113,150
   1,000,000  STRATFORD CT                                                          6.28         02/15/2009           1,071,960
                                                                                                                     23,886,575
                                                                                                                 --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $22,157,131)                                                                     23,886,575
                                                                                                                 --------------

AGENCY SECURITIES - 40.02%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.73%
   7,384,381  FHLMC #1G-0157+/-<<                                                   4.51         03/01/2035           7,382,055
      33,640  FHLMC #410425+/-                                                      3.74         09/01/2026              34,955
      36,451  FHLMC #410464+/-                                                      4.13         11/01/2026              37,502
     238,708  FHLMC #606279+/-                                                      3.36         02/01/2015             238,430
      75,713  FHLMC #846367+/-                                                      4.47         04/01/2029              77,643
   1,738,606  FHLMC #90248<<                                                        6.00         06/01/2017           1,802,536
     311,659  FHLMC #A15838                                                         5.50         12/01/2033             316,689
   3,751,742  FHLMC #A16678<<                                                       5.50         12/01/2033           3,812,286
   1,668,078  FHLMC #E90573<<                                                       6.00         07/01/2017           1,729,415
   5,702,345  FHLMC SERIES 1675 CLASS KZ<<                                          6.50         02/15/2024           6,062,337
   5,930,000  FHLMC SERIES 2358 CLASS PD<<                                          6.00         09/15/2016           6,144,630
  12,500,000  FHLMC SERIES 2363 CLASS PF<<                                          6.00         09/15/2016          12,931,175
  16,300,000  FHLMC SERIES 2416 CLASS PE<<                                          6.00         10/15/2021          16,853,491
   1,888,636  FHLMC SERIES 2439 CLASS LG<<                                          6.00         09/15/2030           1,923,234
   3,493,806  FHLMC SERIES T-20 CLASS A6+/-                                         7.49         09/25/2029           3,549,684
  18,220,075  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42
                CLASS A4Z                                                           6.50         02/25/2042          18,880,553
   4,252,886  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58
                 CLASS 4A                                                           7.50         09/25/2043           4,573,184
                                                                                                                     86,349,799
                                                                                                                 --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.19%
      28,828  FNMA #342042+/-                                                       4.49         06/01/2025              29,547
      52,233  FNMA #344689+/-                                                       4.26         11/01/2025              53,420
      58,394  FNMA #344692+/-                                                       3.95         10/01/2025              59,571
      52,715  FNMA #347712+/-                                                       3.50         06/01/2026              54,674
   2,388,456  FNMA #375462<<                                                        6.61         11/01/2007           2,488,712
   4,550,950  FNMA #380581<<                                                        6.18         08/01/2008           4,761,429
   3,831,576  FNMA #383017<<                                                        6.49         01/01/2008           3,996,670
   3,292,503  FNMA #386890                                                          3.99         04/01/2011           3,234,755
   6,154,570  FNMA #555326<<                                                        5.50         04/01/2033           6,243,522
     711,919  FNMA #557072+/-<<                                                     3.42         06/01/2040             729,940
   1,665,278  FNMA #656566<<                                                        5.50         04/01/2018           1,711,176

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  3,648,825  FNMA #678939<<                                                        5.50%        02/01/2018      $    3,749,394
  10,487,885  FNMA #725232<<                                                        5.00         03/01/2034          10,498,669
   4,159,501  FNMA #731996+/-<<                                                     4.04         09/01/2033           4,135,952
   1,316,217  FNMA #73272<<                                                         6.48         12/01/2005           1,316,255
   3,995,567  FNMA #739757+/-<<                                                     4.07         08/01/2033           3,969,340
   8,171,778  FNMA #741305<<                                                        5.00         09/01/2018           8,271,882
   4,731,799  FNMA #741458+/-<<                                                     4.51         10/01/2033           4,754,212
   5,777,397  FNMA #763644<<                                                        5.50         01/01/2034           5,860,898
   7,922,007  FNMA #765178<<                                                        5.00         01/01/2019           8,019,051
   2,135,564  FNMA #765769<<                                                        5.00         02/01/2019           2,161,725
   8,708,671  FNMA #789463+/-<<                                                     4.42         06/01/2034           8,708,334
   7,164,120  FNMA #801908                                                          5.00         11/01/2019           7,251,881
     908,047  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                            7.00         12/25/2041             955,557
   5,339,419  FNMA GRANTOR TRUST SERIES 2004-T2                                     6.00         11/25/2034           5,476,596
   3,902,316  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                            6.00         02/25/2044           4,008,669
   1,559,651  FNMA SERIES 1998-M6 CLASS A2                                          6.32         08/15/2008           1,640,980
   5,000,000  FNMA SERIES 2001-M1 CLASS B                                           6.12         05/25/2013           5,358,064
   2,467,800  FNMA SERIES 2002-90 CLASS A2                                          6.50         11/25/2042           2,560,342
   4,596,480  FNMA SERIES 2003-86 CLASS PT<<                                        4.50         09/25/2018           4,613,279
  16,080,548  FNMA SERIES 2003-92 CLASS HP<<                                        4.50         09/25/2018          16,132,276
   5,541,842  FNMA SERIES 2003-97 CLASS CA<<                                        5.00         10/25/2018           5,640,095
   2,020,200  FNMA SERIES 2003-W4 3A                                                7.00         10/25/2042           2,122,800
  10,000,000  FNMA TBA%%                                                            5.00         07/15/2035           9,962,500
                                                                                                                    150,532,167
                                                                                                                 --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.76%
      48,159  GNMA #473917<<                                                        7.00         04/15/2028              51,040
     328,435  GNMA #531436                                                          7.00         06/15/2042             382,321
       6,851  GNMA #531965                                                          7.72         12/15/2041               7,912
     238,376  GNMA #533858                                                          7.35         06/15/2042             272,304
     857,983  GNMA #780626<<                                                        7.00         08/15/2027             909,328
  26,500,000  GNMA SERIES 2003-38 CLASS JC+/-<<                                     7.04         08/16/2042          30,697,997
                                                                                                                     32,320,902
                                                                                                                 --------------

STUDENT LOAN MARKETING ASSOCIATION - 0.34%
   2,300,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                      3.10         01/26/2015           2,309,118
                                                                                                                 --------------

TOTAL AGENCY SECURITIES (COST $269,090,023)                                                                         271,511,986
                                                                                                                 --------------
SHARES

PRIVATE INVESTMENT PARTNERSHIPS - 0.23%
   2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                                                               1,554,910
                                                                                                                 --------------

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,346,808)                                                               1,554,910
                                                                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
US TREASURY SECURITIES - 13.21%

US TREASURY BONDS - 13.06%
$  1,000,000  US TREASURY BOND<<                                                    7.50%        11/15/2016      $    1,302,930
   5,250,000  US TREASURY BOND<<                                                    8.00         11/15/2021           7,497,861
  14,250,000  US TREASURY BOND<<                                                    7.25         08/15/2022          19,204,098
  16,550,000  US TREASURY BOND<<                                                    6.25         08/15/2023          20,390,113
   4,310,000  US TREASURY BOND<<                                                    6.75         08/15/2026           5,691,558
   1,730,000  US TREASURY BOND<<                                                    6.13         08/15/2029           2,170,069
  13,250,000  US TREASURY BOND<<                                                    5.38         02/15/2031          15,345,156
   2,325,000  US TREASURY BOND - INFLATION PROTECTED<<&                             3.38         04/15/2032           3,446,124
   7,000,000  US TREASURY BOND - INFLATION PROTECTED<<&                             2.38         01/15/2025           7,876,889
   8,500,000  US TREASURY STRIP PRINCIPAL<<^                                        4.53         02/15/2015           5,710,793
                                                                                                                     88,635,591
                                                                                                                 --------------

US TREASURY NOTES - 0.15%
   1,000,000  US TREASURY NOTE<<                                                    4.13         05/15/2015           1,009,688
                                                                                                                 --------------

TOTAL US TREASURY SECURITIES (COST $81,904,592)                                                                      89,645,279
                                                                                                                 --------------
COLLATERAL FOR SECURITIES LENDING - 45.24%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.81%
   2,640,997  EVERGREEN MONEY MARKET FUND                                                                             2,640,997
   2,876,674  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         2,876,674

                                                                                                                      5,517,671
                                                                                                                 --------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 44.43%
   4,999,995  ALLIANCE & LEICESTER PLC                                              3.29         09/19/2005           4,949,895
   9,999,990  APRECO LLC                                                            3.10         07/06/2005           9,970,090
   3,516,996  ATLANTIC ASSET SECURITIZATION CORPORATION                             3.05         06/02/2005           3,516,715
  10,705,989  ATLANTIC ASSET SECURITIZATION CORPORATION                             3.06         06/20/2005          10,688,967
   1,199,999  ATLANTIS ONE FUNDING CORPORATION                                      3.23         08/18/2005           1,191,659
  14,999,985  BANCO BILBAO VIZCAYA ARGENTARIA                                       3.07         06/01/2005          14,999,985
   4,999,995  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                $5,000,423)                                                         3.08         06/01/2005           4,999,995
   5,280,995  BELFORD US CAPITAL COMPANY                                            3.08         06/21/2005           5,280,942
   1,583,998  BETA FINANCE INCORPORATED                                             3.13         06/02/2006           1,584,299
  14,999,985  BLUE SPICE LLC                                                        3.06         06/01/2005          14,999,985
   2,640,997  CC USA INCORPORATED                                                   3.21         07/05/2005           2,641,420
   2,122,998  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.07         06/17/2005           2,120,153
   3,762,996  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.08         06/28/2005           3,754,492
     743,999  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.14         07/11/2005             741,455
   2,999,997  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.14         07/14/2005           2,988,957
   3,999,996  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.21         08/02/2005           3,977,876
     999,999  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.22         08/11/2005             993,669
   1,499,999  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                            3.27         09/08/2005           1,486,469
   4,999,995  CONCORD MINUTEMEN CAPITAL COMPANY                                     3.07         06/08/2005           4,999,995
  11,099,989  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      3.05         06/15/2005          11,087,002
   2,999,997  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      3.06         06/21/2005           2,994,957

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    599,999  DANSKE CORPORATION                                                    3.06%        06/30/2005      $      598,541
   1,599,998  DANSKE CORPORATION                                                    3.10         07/15/2005           1,593,982
   1,583,998  DEUTSCHE BANK NEW YORK                                                3.22         11/10/2005           1,578,549
     899,999  DEXIA DELAWARE LLC                                                    3.22         08/24/2005             893,258
     799,999  FAIRWAY FINANCE CORPORATION                                           3.30         09/12/2005             792,495
   1,924,998  FIVE FINANCE INCORPORATED                                             3.05         06/13/2005           1,923,054
   4,999,995  FIVE FINANCE INCORPORATED                                             3.05         06/15/2005           4,994,145
   9,999,990  GEORGE STREET FINANCE LLC                                             3.04         06/10/2005           9,992,490
   5,999,994  IRISH LIFE & PERMANENT PLC                                            3.05         07/08/2005           5,980,974
     410,000  JUPITER SECURITIZATION CORPORATION                                    3.16         07/25/2005             408,077
   4,592,995  K2 USA LLC                                                            3.22         08/26/2005           4,557,767
   2,112,998  K2 USA LLC                                                            3.12         07/24/2006           2,113,273
  14,999,985  KLIO FUNDING CORPORATION                                              3.06         06/27/2005          14,967,285
  14,999,985  KLIO FUNDING CORPORATION                                              3.07         06/29/2005          14,964,735
   3,318,997  LEGACY CAPITAL CORPORATION LLC                                        3.35         10/19/2005           3,275,883
   2,640,997  LEHMAN BROTHERS HOLDINGS INCORPORATED                                 3.26         12/23/2005           2,642,714
     591,999  LEXINGTON PARKER CAPITAL CORPORATION                                  3.16         07/25/2005             589,223
   4,999,995  LEXINGTON PARKER CAPITAL CORPORATION                                  3.26         09/01/2005           4,958,095
   4,999,995  LIBERTY LIGHT US CAPITAL SERIES MTN                                   3.06         05/26/2006           4,999,095
   3,696,996  LIQUID FUNDING LIMITED                                                3.07         06/01/2005           3,696,996
   4,999,995  LIQUID FUNDING LIMITED                                                3.06         06/10/2005           4,996,245
   5,999,994  MORGAN STANLEY                                                        3.14         01/13/2006           5,999,994
   4,999,995  MORGAN STANLEY                                                        3.14         02/03/2006           4,999,995
   2,111,998  MORGAN STANLEY                                                        3.09         08/13/2010           2,112,019
   5,280,995  NATEXIS BANQUE NEW YORK                                               3.16         06/09/2005           5,280,203
   3,418,997  NEPTUNE FUNDING CORPORATION                                           3.03         06/13/2005           3,415,543
   2,999,997  NEPTUNE FUNDING CORPORATION                                           3.09         06/24/2005           2,994,207
   3,999,996  NEPTUNE FUNDING CORPORATION                                           3.10         07/05/2005           3,988,356
     776,999  NIEUW AMSTERDAM RECEIVABLES CORPORATION                               3.05         06/20/2005             775,764
   5,280,995  RACERS TRUST                                                          3.09         05/20/2005           5,281,892
   1,999,998  SCALDIS CAPITAL LIMITED                                               3.23         09/09/2005           1,981,778
   5,280,995  SECURITY LIFE OF DENVER                                               3.19         06/03/2005           5,280,995
   2,999,997  SEDNA FINANCE INCORPORATED                                            3.12         07/18/2005           2,987,727
   4,999,995  SEDNA FINANCE INCORPORATED                                            3.22         08/15/2005           4,966,545
   9,999,990  SOCIETE GENERALE                                                      3.04         06/30/2005           9,999,990
   5,280,995  TANGO FINANCE CORPORATION                                             3.12         10/25/2006           5,280,942
  14,999,985  TOTAL CAPITAL S.A.                                                    3.07         06/01/2005          14,999,985
   4,999,995  TRANSAMERICA ASSET FUNDING CORPORATION I                              3.07         06/22/2005           4,991,195
   2,640,997  TRAVELERS INSURANCE COMPANY                                           3.17         02/10/2006           2,640,945
   6,481,994  TULIP FUNDING CORPORATION                                             3.05         06/30/2005           6,466,242
   4,620,995  WHITE PINE FINANCE LLC                                                3.18         07/27/2005           4,598,491
   1,906,998  YORKTOWN CAPITAL LLC                                                  3.06         06/01/2005           1,906,998
                                                                                                                    301,435,659
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $306,953,330)                                                         306,953,330
                                                                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS - 2.31%
  15,710,296  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        $   15,710,296
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,710,296)                                                                      15,710,296
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $977,930,730)*                                        146.85%                                              $  996,357,369
OTHER ASSETS AND LIABILITIES, NET                           (46.85)                                                (317,864,129)
                                                            ------                                               --------------

TOTAL NET ASSETS                                            100.00%                                              $  678,493,240
                                                            ======                                               ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

^     ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,710,296.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $977,930,730 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                        $22,776,507
       GROSS UNREALIZED DEPRECIATION                         (4,349,868)
                                                           ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)           $18,426,639

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 13.94%
$    108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
                CLASS A1+/-                                                         3.35%        06/15/2031      $      109,025
   2,000,000  BANK ONE ISSUANCE TRUST SERIES 2002-C2+/-                             4.08         05/15/2008           2,004,334
   3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3+/-                             3.41         05/16/2011           3,016,060
   1,676,677  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8      6.73         06/10/2023           1,696,517
   6,955,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS A3+/-     3.53         06/01/2025           6,954,958
     516,101  CHASE FUNDING LOAN ACQUISITION TRUST SERIES 2001-FF1A2+/-             3.33         04/25/2031             516,258
     400,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-        2.93         12/10/2008             402,020
     844,780  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-     3.49         03/25/2033             845,818
     355,108  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD1 CLASS
                A1+/-++                                                             3.78         12/25/2032             355,551
     900,987  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
                A1+/-++                                                             3.59         09/25/2032             908,258
     976,105  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS
                A1+/-++                                                             3.51         01/25/2033             981,580
   3,151,377  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
                A1+/-++                                                             3.46         11/25/2033           3,157,286
     331,874  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2000-B CLASS A2+/-          3.32         08/15/2026             331,871
   1,955,764  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-           3.33         04/15/2027           1,957,316
   1,815,556  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-           3.33         08/15/2028           1,817,246
   1,536,269  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G+/-                   3.46         12/15/2028           1,545,260
     617,961  EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-                3.53         01/15/2029             619,128
   4,995,496  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-              2.47         09/25/2033           4,997,322
     995,714  FHABS 2004 HE-1+/-                                                    3.30         01/25/2024             996,025
   3,849,073  FHABS SERIES 2004-HE3 CLASS A+/-                                      3.38         10/25/2034           3,862,092
   1,214,535  FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-35 CLASS A+/-       3.23         09/25/2031           1,214,928
   2,219,059  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-           3.34         09/20/2023           2,222,426
     494,344  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-         6.03         11/19/2032             495,163
   1,640,872  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                     7.55         11/10/2023           1,638,903
   5,213,677  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                 3.34         01/20/2033           5,219,666
   1,401,962  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 1999-2 CL A3+/-           3.45         11/25/2029           1,402,084
   2,103,273  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-      3.37         03/25/2027           2,108,687
   1,500,000  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++             3.38         12/02/2013           1,500,480
   1,500,000  HONDA AUTO RECEIVABLES OWNER TRUST 2005-2 CLASS A3                    3.93         01/15/2009           1,499,259
   1,536,498  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2002-2, CLASS A+/-            3.39         04/20/2032           1,538,520
   2,711,457  KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                 3.31         10/25/2025           2,708,916
     611,993  LEHMAN BROTHERS+/-                                                    3.31         12/25/2033             612,445
   2,206,753  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-   3.30         11/15/2031           2,206,969
   5,365,195  MSDWCC HELOC TRUST SERIES 2003-1A CLASS A+/-                          3.36         11/25/2015           5,385,990
     135,195  NELLIE MAE INCORPORATED SERIES 1996-1 CLASS A2+/-                     3.35         12/15/2018             135,221
   1,200,326  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-              3.51         02/25/2033           1,203,998
      60,793  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS
                A2FL+/-++                                                           4.44         06/18/2012              60,791
      47,993  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-A1 CLASS
                A1FL+/-++                                                           3.84         06/18/2012              47,991
   1,569,193  RESIDENTIAL ASSET SECURITIES 04-RP1 A2A+/-++                          2.23         11/25/2042           1,572,211
   2,414,184  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                      3.42         06/20/2033           2,414,296
   2,733,924  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                            3.44         10/19/2026           2,737,318
   2,000,000  STRUCTURED ASSET REPACKAGED TRUST+/-++                                3.53         03/21/2006           2,003,966
   2,731,301  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-   3.83         03/25/2033           2,714,898
     645,245  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-       3.52         12/25/2032             648,840
   4,454,092  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 AII1+/-    3.35         07/02/2018           4,465,988
   3,263,481  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS
                A+/-                                                                3.31         06/25/2034           3,266,986
   4,521,375  WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                         4.50         03/25/2033           4,523,928

TOTAL ASSET-BACKED SECURITIES (COST $91,797,750)                                                                     92,624,793
                                                                                                                 --------------

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                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.54%
$    271,055  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-        5.10%        07/20/2032      $      273,643
   2,207,701  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-        4.57         02/25/2033           2,216,215
   6,025,000  CHESAPEAKE FUNDING LLC SERIES 2003-2 A1+/-                            3.29         11/07/2008           6,026,307
   5,000,000  COUNTRYWIDE ALTERNATIVE LOAN TRUST 2005-24 CLASS 2A1B+/-              3.81         07/20/2035           5,046,547
   7,409,643  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                    3.38         04/25/2025           7,425,882
   7,345,447  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                    3.42         12/29/2034           7,362,662
   6,240,266  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                  3.49         11/25/2034           6,238,319
     825,584  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-
                AR17 CLASS 2A1+/-                                                   4.40         12/19/2039             834,675
   1,574,478  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2
                CLASS 2A1+/-                                                        4.90         02/25/2033           1,565,611
   2,750,000  FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                         3.70         10/20/2011           2,728,571
     962,339  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1A+/-                   3.25         07/25/2029             963,419
  11,940,290  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                3.49         10/25/2034          11,997,795
   7,042,593  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-           3.32         01/19/2035           7,118,371
   6,077,328  MLCC MORTGAGE INVESTORS INCORPORATED+/-                               3.52         03/25/2028           6,087,487
   2,794,930  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2 CLASS 2A2+/-      4.21         02/25/2033           2,796,385
   8,289,409  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-B CLASS A+/-         3.49         10/15/2020           8,307,982
     753,784  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-         3.47         09/15/2021             755,069
   1,564,778  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-         3.63         03/16/2026           1,567,903
   6,318,369  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-         3.47         03/15/2025           6,347,544
   5,437,141  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-        3.43         04/25/2028           5,470,961
   4,543,359  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A A1+/-              3.32         04/25/2029           4,542,994
   5,292,464  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-     4.60         03/25/2033           5,346,840
   2,592,898  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-           3.44         11/10/2030           2,600,842
   1,958,710  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4               6.65         11/10/2030           1,991,065
     513,546  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                7.56         11/10/2030             551,116
     419,228  PROVIDIAN HOME EQUITY LOAN TRUST SERIES 1999-1 A+/-                   3.38         06/25/2025             420,119
   2,039,602  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2003-
                HS1 AII+/-                                                          3.38         12/25/2032           2,041,955
   4,003,797  RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2004-HS3 CLASS A+/-    3.36         09/25/2029           4,008,802
   1,391,970  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS
                A1+/-++                                                             3.59         05/05/2033           1,397,582
   5,273,823  SASC 04-NP2 A1+/-++                                                   3.44         11/30/2034           5,273,823
   1,334,357  SASC SERIES 2003-39EX+/-                                              3.54         08/25/2033           1,335,969
   7,576,434  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                          3.49         10/20/2027           7,582,554
   8,556,997  SEQUOIA MORTGAGE TRUST SERIES 2003-8 A1+/-                            3.41         12/20/2033           8,553,222
   3,189,186  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-S3 CLASS A+/-     3.34         10/25/2034           3,196,299
   9,762,992  WASHINGTON MUTUAL SERIES 2005-AR1 A-1A+/-                             3.38         01/25/2035           9,761,757

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $148,349,095)                                                       149,736,287
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 22.53%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.45%
   2,984,000  REEBOK INTERNATIONAL LIMITED                                          6.75         09/15/2005           3,003,333
                                                                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.54%
   3,550,000  MASCO CORPORATION+/-++                                                3.21         03/09/2007           3,558,055
                                                                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 0.72%
   1,000,000  ELI LILLY & COMPANY+/-                                                3.34         08/24/2007           1,000,423
   3,775,000  RPM INTERNATIONAL INCORPORATED                                        7.00         06/15/2005           3,776,166
                                                                                                                      4,776,589
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COMMUNICATIONS - 0.76%
$  3,080,000  COX RADIO INCORPORATED                                                6.63%        02/15/2006      $    3,130,919
   1,825,000  TIME WARNER COMPANIES INCORPORATED                                    8.11         08/15/2006           1,905,993
                                                                                                                      5,036,912
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 3.94%
   2,000,000  ASSOCIATED BANK NA+/-                                                 3.33         02/01/2008           1,999,740
   2,100,000  BANK OF AMERICA CORPORATION SERIES MTN1+/-                            3.55         08/26/2005           2,101,436
   2,225,000  BB&T CORPORATION+/-                                                   6.38         06/30/2005           2,230,523
   2,900,000  DEPOSIT GUARANTY CORPORATION                                          7.25         05/01/2006           2,987,299
   3,497,000  FIFTH THIRD BANK MICHIGAN+/-                                          7.75         08/15/2010           3,518,283
   2,500,000  NATIONAL CITY BANK+/-                                                 3.14         02/07/2008           2,499,950
   5,000,000  NEBHELP INCORPORATED SERIES A-2+/-                                    3.24         12/01/2017           5,000,000
   2,700,000  STATE STREET CAPITAL TRUST II+/-                                      3.29         02/15/2008           2,706,164
     425,000  WACHOVIA CORPORATION                                                  6.88         09/15/2005             428,930
   2,710,000  WASHINGTON MUTUAL BANK FA SERIES MTN+/-                               3.51         07/25/2006           2,720,585
                                                                                                                     26,192,910
                                                                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.31%
   4,000,000  DUKE ENERGY CORPORATION+/-                                            3.41         12/08/2005           4,001,740
   3,765,000  DUKE ENERGY FIELD SERVICES LLC                                        7.50         08/16/2005           3,793,512
     884,635  NIAGARA MOHAWK POWER CORPORATION SERIES F                             7.63         10/01/2005             896,219
                                                                                                                      8,691,471
                                                                                                                 --------------

FINANCIAL SERVICES - 0.38%
   2,500,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    3.30         07/11/2006           2,504,770
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 0.49%
   1,555,000  GENERAL MILLS INCORPORATED                                            6.45         10/15/2006           1,603,645
   1,600,000  RUBBERMAID INCORPORATED                                               6.60         11/15/2006           1,654,971
                                                                                                                      3,258,616
                                                                                                                 --------------

FOOD STORES - 0.68%
   4,500,000  SAFEWAY INCORPORATED+/-                                               3.21         11/01/2005           4,503,713
                                                                                                                 --------------

FORESTRY - 0.25%
   1,653,000  WEYERHAEUSER COMPANY                                                  6.13         03/15/2007           1,688,763
                                                                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.38%
   2,500,000  MARRIOTT INTERNATIONAL INCORPORATED SERIES B                          6.88         11/15/2005           2,534,923
                                                                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.60%
   4,000,000  NATIONWIDE LIFE GLOBAL FIND+/-++                                      3.36         05/15/2007           4,003,584
                                                                                                                 --------------

INSURANCE CARRIERS - 1.71%
   1,900,000  AMERUS GROUP COMPANY                                                  6.95         06/15/2005           1,901,699
   2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                          3.18         09/15/2009           2,828,606
   3,000,000  PROVIDENT COMPANIES INCORPORATED                                      6.38         07/15/2005           3,012,852
   3,500,000  UNITRIN INCORPORATED                                                  5.75         07/01/2007           3,595,032
                                                                                                                     11,338,189
                                                                                                                 --------------

METAL MINING - 0.32%
   2,000,000  ALCAN ALUMINUM                                                        6.25         11/01/2008           2,109,798
                                                                                                                 --------------

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                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

  STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.83%
$  3,575,000  AMERICAN EXPRESS CENTURION+/-                                         3.18%        07/19/2007      $    3,578,983
   2,000,000  AMERICAN GENERAL FINANCE SERIES MTNH+/-                               3.22         04/05/2007           1,995,308
   3,142,000  EQUIFAX INCORPORATED                                                  6.30         07/01/2005           3,149,443
   4,180,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                   2.75         01/09/2007           4,184,861
   2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                   3.29         04/03/2009           2,000,090
   2,325,000  KEYCORP+/-                                                            3.36         07/23/2007           2,327,099
     696,000  LEHMAN BROTHERS HOLDINGS CORPORATION SERIES EMTN+/-                   3.59         09/28/2005             697,144
   2,565,000  MARSHALL AND ILSLEY BANK+/-                                           3.15         10/02/2006           2,501,106
   3,380,000  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION FLOATING RATE+/-     3.44         11/24/2006           3,385,117
   1,675,707  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
                SERIES 2003-2 A+/-                                                  3.35         04/25/2016           1,678,118
   4,677,116  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 A+/-                 3.59         12/25/2033           4,699,379
   1,861,149  RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 2A+/-         3.43         08/25/2032           1,863,623
   1,671,981  SOVEREIGN BANKCORP++                                                 10.20         06/30/2005           1,676,545
   2,000,000  US TRUST COMPANY NEW YORK+/-                                          3.27         03/13/2006           2,002,200
   3,000,000  VOLKSWAGEN CREDIT INCORPORATED+/-++                                   3.40         07/21/2005           2,999,610
                                                                                                                     38,738,626
                                                                                                                 --------------

OIL & GAS EXTRACTION - 0.93%
   3,172,000  COLUMBIA ENERGY GROUP                                                 6.80         11/28/2005           3,216,082
   2,970,000  HALLIBURTON COMPANY+/-                                                4.65         10/17/2005           2,984,728
                                                                                                                      6,200,810
                                                                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.34%
   2,285,000  AVERY DENNISON CORPORATION+/-                                         3.46         08/10/2007           2,286,115
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.08%
     525,000  DONNELLEY & SONS SERIES MTNC                                          6.66         07/06/2005             526,119
                                                                                                                 --------------

REAL ESTATE - 1.43%
   4,000,000  DUKE REALTY CORPORATION+/-                                            3.31         12/22/2006           4,001,816
   1,800,000  JDN REALTY CORPORATION                                                6.95         08/01/2007           1,885,728
   3,588,256  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-   3.48         10/20/2029           3,619,909
                                                                                                                      9,507,453
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.30%
   2,000,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN+/-                    3.68         05/22/2006           2,007,256
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.30%
   2,000,000  LAFARGE NORTH AMERICA CORPORATION                                     6.38         07/15/2005           2,005,376
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 0.79%
   3,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTND+/-                 3.89         09/26/2005           3,805,981
   1,500,000  FORD MOTOR CREDIT COMPANY+/-<<                                        3.92         09/28/2007           1,436,315
                                                                                                                      5,242,296
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $149,470,454)                                                                   149,715,677
                                                                                                                 --------------

FUNDING AGREEMENT - 0.38%
   2,500,000  MONUMENTAL LIFE INSURANCE COMPANY+/-++                                3.09         10/20/2006           2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                             2,500,000
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
LOAN PARTICIPATION - 1.49%
$  4,000,000  TIMES SQUARE DEVELOPMENT BANK LOAN+/-++                               3.32%        01/23/2007      $    4,000,000
   3,544,077  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT+/-++                    1.99         06/25/2016           3,544,077
   1,507,853  UNITED STATES DEPARTMENT OF AGRICULTURE - PVT SBA GP SERIES D#66++    5.37         09/08/2019           1,507,853
     875,922  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-++                     2.13         10/15/2020             878,112

TOTAL LOAN PARTICIPATION (COST $9,868,500)                                                                            9,930,042
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 3.14%
   4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE+/-    2.63         12/01/2032           4,700,000
   1,925,000  HARRISBURG PA REDEVELOPMENT AUTHORITY+/-SS.                           3.74         11/15/2030           1,917,185
     385,000  HUDSON COUNTY NJ   (GENERAL OBLIGATION - STATES, TERRITORIES LOC)
                +/-                                                                 6.09         09/01/2005             387,514
   1,340,000  INDIANA BOARD BANK REVENUE                                            3.40         01/15/2007           1,340,000
     170,000  INDIANA BOARD BANK REVENUE                                            3.53         07/15/2007             168,084
     635,000  MINNESOTA STATE MUNICIPAL POWER AGENCY ELECTRIC REVENUE               3.35         10/01/2005             632,758
   2,825,000  MUSKEGON COUNTY MI                                                    4.00         06/01/2006           2,830,198
   1,900,000  OREGON STATE TAXABLE ALTERNATE ENERGY PROJECT SERIES D                4.00         04/01/2006           1,901,767
   2,000,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN
                REVENUE SUB SERIES E+/-SS.                                          3.29         11/01/2028           2,000,000
   5,000,000  SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
                SERIES A-4+/-                                                       3.28         06/01/2043           5,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $20,897,540)                                                                     20,877,506
                                                                                                                 --------------

AGENCY SECURITIES - 27.02%

FEDERAL AGENCY & GOVERNMENT - 0.40%
      16,178  SBA #500276+/-                                                        7.13         05/25/2007              16,498
     191,220  SBA #500957+/-                                                        5.50         07/25/2014             200,430
     119,668  SBA #501224+/-                                                        4.00         06/25/2015             122,030
      24,122  SBA #502966+/-                                                        6.48         05/25/2015              25,671
     174,239  SBA #503405+/-                                                        5.63         05/25/2016             186,330
     729,344  SBA #503611+/-                                                        5.38         12/25/2021             776,984
      25,484  SBA #503653+/-                                                        6.13         01/25/2010              26,376
     405,538  SBA #503658+/-                                                        6.63         09/25/2010             425,194
     193,146  SBA #503664+/-                                                        5.73         01/25/2013             202,232
     673,710  SBA SERIES 10-C                                                       7.88         05/01/2010             712,431
                                                                                                                      2,694,176
                                                                                                                 --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.59%
      45,783  FHLMC #410220+/-                                                      4.03         10/01/2025              47,071
      81,550  FHLMC #611084+/-                                                      3.57         06/01/2030              83,832
     414,324  FHLMC #786614+/-                                                      4.59         08/01/2025             422,469
     201,607  FHLMC #845151+/-                                                      3.30         06/01/2022             210,267
      25,238  FHLMC #846367+/-                                                      3.93         04/01/2029              25,881
   2,044,072  FHLMC #E90573<<                                                       6.00         07/01/2017           2,119,235
   3,637,007  FHLMC #G90030<<                                                       7.50         07/17/2017           3,842,801
   9,288,638  FHLMC GOLD                                                            5.00         05/15/2020           9,415,075
  15,000,000  FHLMC GOLD<<                                                          5.50         05/15/2020          15,431,296
     301,887  FHLMC SERIES 1192 CLASS I                                             7.50         01/15/2007             301,509
     361,075  FHLMC SERIES 31 CLASS A7+/-                                           3.22         05/25/2031             361,063
   7,715,515  FHLMC SERIES T-55 1A2                                                 7.00         03/25/2043           8,066,492
   4,240,313  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A         7.00         02/25/2043           4,486,779
   5,203,217  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-      4.15         02/25/2043           5,485,613

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                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$  5,929,601  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2        7.00%        07/25/2043      $    6,261,285
   6,645,135  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A         7.50         09/25/2043           7,145,600
                                                                                                                     63,706,268
                                                                                                                 --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.51%
   4,934,636  FNMA<<                                                                5.00         05/25/2020           5,005,547
     221,271  FNMA #155506+/-                                                       3.41         04/01/2022             225,470
     636,600  FNMA #190815+/-                                                       3.86         07/01/2017             619,749
      71,161  FNMA #220706+/-                                                       3.36         06/01/2023              73,669
     406,077  FNMA #253482                                                          8.50         10/01/2030             439,121
     125,151  FNMA #318464+/-                                                       3.48         04/01/2025             128,054
     277,286  FNMA #321051+/-                                                       4.07         08/01/2025             284,952
      62,852  FNMA #331866+/-                                                       4.55         12/01/2025              64,247
   3,221,071  FNMA #384459                                                          5.29         11/01/2008           3,303,858
  15,000,000  FNMA #460900<<                                                        3.92         01/01/2008           4,957,269
      48,968  FNMA #46698+/-                                                        3.78         12/01/2015              49,305
      26,990  FNMA #519047+/-                                                       4.34         09/01/2029              27,959
   3,243,863  FNMA #545927<<                                                        6.50         12/01/2015           3,386,233
   3,865,109  FNMA #631367<<                                                        5.50         02/01/2017           3,971,639
   4,967,616  FNMA #686043+/-<<                                                     4.42         07/01/2033           5,027,326
   5,248,690  FNMA #693015+/-                                                       4.05         06/01/2033           5,249,961
   2,232,833  FNMA #732003+/-                                                       4.48         09/01/2033           2,234,755
   4,241,092  FNMA #734329+/-<<                                                     4.26         06/01/2033           4,242,604
   7,991,135  FNMA #739757+/-<<                                                     4.07         08/01/2033           7,938,681
   7,703,256  FNMA #741447+/-<<                                                     4.01         10/01/2033           7,651,689
   6,730,041  FNMA #741454+/-<<                                                     4.11         10/01/2033           6,690,653
   6,156,803  FNMA #750805+/-<<                                                     4.79         11/25/2033           6,193,296
  13,063,006  FNMA #789463+/-                                                       4.42         06/01/2034          13,062,502
   1,373,574  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                           7.50         05/25/2042           1,448,636
   1,383,147  FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                        3.12         08/25/2032           1,383,123
   2,361,347  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                         3.13         09/26/2033           2,362,030
     271,731  FNMA SERIES 1991-146 CLASS Z                                          8.00         10/25/2006             277,212
     243,019  FNMA SERIES 2001-W1 CLASS AV1+/-                                      3.33         08/25/2031             243,037
   2,049,384  FNMA SERIES 2002-90 CLASS A2                                          6.50         11/25/2042           2,126,236
   3,591,466  FNMA SERIES 2003-W4 3A                                                7.00         10/25/2042           3,773,866
   3,875,222  FNMA SERIES 2004-W2 2A2                                               7.00         02/25/2044           4,107,301
   1,556,720  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                              7.50         08/25/2042           1,672,015
   1,443,364  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                          3.27         02/25/2033           1,444,299
                                                                                                                    109,666,294
                                                                                                                 --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.07%
     422,751  GNMA #780533                                                          7.00         07/15/2008             445,947
                                                                                                                 --------------

STUDENT LOAN MARKETING ASSOCIATION - 0.45%
   3,000,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                      3.10         01/26/2015           3,011,893
                                                                                                                 --------------

TOTAL AGENCY SECURITIES (COST $179,523,141)                                                                         179,524,578
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
US TREASURY SECURITIES - 6.23%

US TREASURY NOTES - 6.23%
$ 11,005,000  US TREASURY NOTE<<00                                                  3.00%        02/15/2008      $   10,828,315
   1,750,000  US TREASURY NOTE<<                                                    5.50         02/15/2008           1,834,696
  29,000,000  US TREASURY NOTE<<                                                    3.38         12/15/2008          28,699,792
                                                                                                                     41,362,803
                                                                                                                 --------------

TOTAL US TREASURY SECURITIES (COST $41,947,952)                                                                      41,362,803
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 19.34%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.68%
   2,199,998  EVERGREEN MONEY MARKET FUND                                                                             2,199,998
   2,329,886  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         2,329,886

                                                                                                                      4,529,884
                                                                                                                 --------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 18.66%
   1,072,999  ATOMIUM FUNDING CORPORATION                                           3.06         06/15/2005           1,071,743
   5,999,994  BANCO BILBAO VIZCAYA ARGENTARIA                                       3.07         06/01/2005           5,999,994
  23,999,976  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                $24,002,029)                                                        3.08         06/01/2005          23,999,976
   4,399,995  BELFORD US CAPITAL COMPANY                                            3.08         06/21/2005           4,399,952
   1,319,999  BETA FINANCE INCORPORATED                                             3.13         06/02/2006           1,320,249
   5,999,994  BLUE SPICE LLC                                                        3.06         06/01/2005           5,999,994
   2,199,998  CC USA INCORPORATED                                                   3.21         07/05/2005           2,200,350
   1,508,998  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.02         06/03/2005           1,508,742
     671,999  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.07         06/07/2005             671,663
     700,999  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.07         06/09/2005             700,530
     999,999  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.21         08/02/2005             994,469
   4,999,995  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      3.06         06/21/2005           4,991,595
     799,999  DANSKE CORPORATION                                                    3.09         06/20/2005             798,727
   1,319,999  DEUTSCHE BANK NEW YORK                                                3.22         11/10/2005           1,315,458
     799,999  HBOS TREASURY SERVICES PLC                                            3.07         06/22/2005             798,591
     785,999  JUPITER SECURITIZATION CORPORATION                                    3.06         06/15/2005             785,079
   1,759,998  K2 USA LLC                                                            3.12         07/24/2006           1,760,227
   5,999,994  KLIO FUNDING CORPORATION                                              3.06         06/27/2005           5,986,914
   2,199,998  LEHMAN BROTHERS HOLDINGS INCORPORATED                                 3.26         12/23/2005           2,201,428
   5,051,995  LEXINGTON PARKER CAPITAL CORPORATION                                  3.05         06/06/2005           5,049,873
   3,079,997  LIQUID FUNDING LIMITED                                                3.07         06/01/2005           3,079,997
   1,759,998  MORGAN STANLEY                                                        3.09         08/13/2010           1,760,016
   4,399,996  NATEXIS BANQUE NEW YORK                                               3.16         06/09/2005           4,399,336
     999,999  NEPTUNE FUNDING CORPORATION                                           3.07         06/01/2005             999,999
   3,480,997  NEPTUNE FUNDING CORPORATION                                           3.07         07/01/2005           3,472,224
   4,399,996  RACERS TRUST                                                          3.09         05/20/2005           4,400,744
     749,999  SCALDIS CAPITAL LIMITED                                               3.19         08/09/2005             745,387
   4,399,996  SECURITY LIFE OF DENVER                                               3.19         06/03/2005           4,399,996
   3,999,996  SEDNA FINANCE INCORPORATED                                            3.09         07/11/2005           3,986,316
   4,999,995  SOCIETE GENERALE                                                      3.04         06/30/2005           4,999,995

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  2,999,997  SOLITAIRE FUNDING LLC                                                 3.14%        07/21/2005      $    2,986,947
     599,999  SPINTAB (SWEDMORTGAGE) AB                                             3.26         09/01/2005             594,971
   4,399,996  TANGO FINANCE CORPORATION                                             3.12         10/25/2006           4,399,952
   5,999,994  TOTAL CAPITAL S.A.                                                    3.07         06/01/2005           5,999,994
   2,199,998  TRAVELERS INSURANCE COMPANY                                           3.17         02/10/2006           2,199,954
   2,999,997  WHITE PINE FINANCE LLC                                                3.27         09/15/2005           2,971,016
                                                                                                                    123,952,398
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $128,482,282)                                                         128,482,282
                                                                                                                 --------------

SHORT-TERM INVESTMENTS - 2.54%
  16,861,178  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            16,861,178
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,861,178)                                                                      16,861,178
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $789,697,892)*                        119.15%                                                              $  791,615,146
OTHER ASSETS AND LIABILITIES, NET           (19.15)                                                                (127,257,389)
                                            ------                                                               --------------

TOTAL NET ASSETS                            100.00%                                                              $  664,357,757
                                            ======                                                               ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

00    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,861,178.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $789,699,089 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                                $ 4,887,565
       GROSS UNREALIZED DEPRECIATION                                 (2,971,508)
                                                                    ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                    $ 1,916,057

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

    STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
ASSET-BACKED SECURITIES - 5.12%
$    646,118  BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8      6.73%        06/10/2023      $      653,764
     930,000  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS A3+/-     3.31         06/01/2025             929,994
   1,000,000  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                6.60         02/25/2032           1,041,230
     806,140  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD4 CLASS A1+/-++   3.47         09/30/2034             817,724
     610,000  CROWN CASTLE TOWERS LLC++                                             4.64         06/15/2035             610,000
     759,621  EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                   6.69         07/25/2030             773,615
     518,063  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8               6.86         07/15/2029             544,357
     997,808  GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2              8.36         07/15/2030           1,025,823
     663,943  GSAMP TRUST SERIES 2005-SEA1 CLASSA+/-++                              3.43         04/25/2035             663,943
   1,300,000  KEYCORP STUDENT LOAN TRUST+/-                                         3.59         11/25/2036           1,307,644
   1,000,000  MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-      2.65         06/15/2009           1,003,045
      22,398  PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS
                A2FL+/-++                                                           4.44         06/18/2012              22,397
   1,226,000  RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++               6.70         09/25/2007           1,226,969
     990,518  RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6   5.98         08/25/2019           1,000,099

TOTAL ASSET-BACKED SECURITIES (COST $11,519,618)                                                                     11,620,604
                                                                                                                 --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.28%
     862,966  COUNTRYWIDE HOME LOANS++                                              6.50         11/25/2034             896,272
   2,410,098  COUNTRYWIDE HOME LOANS+/-++                                           3.38         03/25/2035           2,411,416
   1,137,226  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5 CLASS
                10A1+/-                                                             5.03         05/01/2034           1,144,297
   2,985,036  FANNIE MAE SERIES 2005-29 CLASS WQ                                    5.50         04/25/2035           3,068,579
   1,350,000  FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                         6.25         05/25/2042           1,391,460
   1,162,367  FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                       7.00         05/25/2044           1,233,327
     368,660  FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                         7.50         06/25/2044             393,831
   2,817,037  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-           3.32         01/19/2035           2,847,348
   1,072,936  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1 CLASS
                A3                                                                  7.12         06/18/2029           1,106,509
     713,047  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-           3.44         11/10/2030             715,232
     256,773  NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                7.56         11/10/2030             275,558
     774,969  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++      6.50         10/25/2034             799,930
     253,085  RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS
                A1+/-++                                                             3.52         11/25/2034             254,106

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $16,479,725)                                                         16,537,865
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 36.48%

AEROSPACE, DEFENSE - 0.28%
     600,000  ARMOR HOLDINGS INCORPORATED                                           8.25         08/15/2013             643,429
                                                                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.13%
     290,000  K2 INCORPORATED                                                       7.38         07/01/2014             301,600
                                                                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.48%
     675,000  PHILLIPS-VAN HEUSEN                                                   7.75         11/15/2023             695,250
     375,000  RUSSELL CORPORATION                                                   9.25         05/01/2010             394,688
                                                                                                                      1,089,938
                                                                                                                 --------------

BUSINESS SERVICES - 1.08%
     250,000  AFFINITY GROUP INCORPORATED                                           9.00         02/15/2012             251,250
     600,000  CENDANT CORPORATION                                                   7.38         01/15/2013             680,389
     500,000  FISERV INCORPORATED                                                   4.00         04/15/2008             493,292
     375,000  IRON MOUNTAIN INCORPORATED                                            8.63         04/01/2013             382,500
     600,000  NCR CORPORATION                                                       7.13         06/15/2009             651,734
                                                                                                                      2,459,165
                                                                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

    STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CHEMICALS & ALLIED PRODUCTS - 2.99%
$    225,000  AIRGAS INCORPORATED                                                   9.13%        10/01/2011      $      243,000
     500,000  AIRGAS INCORPORATED SERIES MTN                                        7.75         09/15/2006             516,250
     650,000  BRISTOL MYERS SQUIBB                                                  5.75         10/01/2011             693,770
     375,000  IMC GLOBAL INCORPORATED                                              10.88         06/01/2008             418,125
     325,000  IMC GLOBAL INCORPORATED SERIES B                                     11.25         06/01/2011             359,125
     475,000  JOHNSONDIVERSEY INCORPORATED SERIES B                                 9.63         05/15/2012             477,375
     900,000  LYONDELL CHEMICAL COMPANY SERIES A                                    9.63         05/01/2007             957,375
     400,000  OLIN CORPORATION                                                      9.13         12/15/2011             490,733
     850,000  RPM INTERNATIONAL INCORPORATED                                        7.00         06/15/2005             850,263
     800,000  SENSIENT TECHNOLOGIES                                                 6.50         04/01/2009             831,850
     400,000  WITCO COMPANY                                                         7.75         04/01/2023             400,000
     500,000  WYETH                                                                 6.95         03/15/2011             559,736
                                                                                                                      6,797,602
                                                                                                                 --------------

COMMUNICATIONS - 1.65%
     575,000  CANWEST MEDIA INCORPORATED                                           10.63         05/15/2011             627,469
     475,000  COX COMMUNICATIONS INCORPORATED                                       7.88         08/15/2009             530,485
     500,000  L3 COMMUNICATIONS CORPORATION                                         7.63         06/15/2012             530,000
     375,000  PANAMSAT CORPORATION                                                  6.38         01/15/2008             378,750
     275,000  SINCLAIR BROADCAST GROUP INCORPORATED                                 8.75         12/15/2011             291,500
     700,000  SPRINT CAPITAL CORPORATION                                            6.00         01/15/2007             719,590
     600,000  TIME WARNER INCORPORATED                                              6.88         05/01/2012             674,862
                                                                                                                      3,752,656
                                                                                                                 --------------

CONSUMER SERVICES - 0.24%
     500,000  NIELSEN MEDIA                                                         7.60         06/15/2009             547,897
                                                                                                                 --------------

DEPOSITORY INSTITUTIONS - 6.23%
   1,100,000  ASSOCIATED BANCORP                                                    6.75         08/15/2011           1,234,544
   1,050,000  BANK ONE CAPITAL IV+/-                                                4.41         09/01/2030           1,052,616
   1,839,000  BANKAMERICA CAPITAL III+/-                                            3.71         01/15/2027           1,783,453
   1,000,000  CITY NATIONAL BANK                                                    6.75         09/01/2011           1,123,182
     625,000  COLONIAL BANK                                                         9.38         06/01/2011             744,434
   1,226,000  DEPOSIT GUARANTY CORPORATION                                          7.25         05/01/2006           1,262,906
   1,226,000  FARMERS EXCHANGE CAPITAL++                                            7.20         07/15/2048           1,312,059
     500,000  FIRST CITIZENS BANCORP++                                              6.80         04/01/2015             500,000
     250,000  FIRSTAR BANK NA                                                       7.13         12/01/2009             279,556
     500,000  GREAT BAY BANCORP SR NT-C++                                           5.13         04/15/2010             505,393
     800,000  HAVEN CAPITAL TRUST I                                                10.46         02/01/2027             905,532
     665,000  MANUFACTURERS & TRADERS TRUST COMPANY                                 8.00         10/01/2010             782,003
     650,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                             4.08         04/01/2027             642,609
     450,000  NTC CAPITAL TRUST SERIES A+/-                                         3.66         01/15/2027             429,454
     725,000  TCF FINANCIAL BANK                                                    5.00         06/15/2014             729,111
     750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                7.80         08/18/2010             870,803
                                                                                                                     14,157,655
                                                                                                                 --------------

EDUCATIONAL SERVICES - 1.98%
   2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                 7.25         11/02/2049           3,137,480
   1,250,000  STANFORD UNIVERSITY SERIES MTNA                                       6.16         04/30/2011           1,369,162
                                                                                                                      4,506,642
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

    STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.42%
$    500,000  DUKE ENERGY FIELD SERVICES LLC                                        7.88%        08/16/2010      $      573,633
     380,000  SEMCO ENERGY INCORPORATED                                             7.13         05/15/2008             385,777
                                                                                                                        959,410
                                                                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT
                - 0.76%
     350,000  FLEXTRONICS INTERNATIONAL                                             6.25         11/15/2014             348,250
     500,000  RAYOVAC CORPORATION++                                                 7.38         02/01/2015             487,500
     850,000  THOMAS & BETTS CORPORATION SERIES MTN                                 6.63         05/07/2008             891,200
                                                                                                                      1,726,950
                                                                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.41%
     860,000  US ONCOLOGY INCORPORATED                                              9.00         08/15/2012             920,200
                                                                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.23%
     525,000  VALMONT INDUSTRIES INCORPORATED                                       6.88         05/01/2014             525,000
                                                                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.41%
     650,000  CONAGRA FOODS INCORPORATED                                            7.88         09/15/2010             748,485
     375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                            8.00         02/15/2008             397,500
     485,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                              8.25         07/15/2007             521,775
     745,000  COTT BEVERAGES USA INCORPORATED                                       8.00         12/15/2011             789,700
     322,000  GENERAL MILLS INCORPORATED                                            6.00         02/15/2012             349,096
     375,000  LAND O' LAKES INCORPORATED                                            9.00         12/15/2010             403,125
                                                                                                                      3,209,681
                                                                                                                 --------------

FORESTRY - 0.49%
     500,000  TEMBEC INDUSTRIES                                                     8.63         06/30/2009             405,000
     700,000  WEYERHAEUSER COMPANY                                                  6.00         08/01/2006             711,471
                                                                                                                      1,116,471
                                                                                                                 --------------

GENERAL MERCHANDISE STORES - 0.38%
     375,000  JEAN COUTU GROUP INCORPORATED                                         7.63         08/01/2012             382,500
     475,000  RITE AID CORPORATION                                                  9.50         02/15/2011             489,250
                                                                                                                        871,750
                                                                                                                 --------------

HEALTH SERVICES - 0.92%
     850,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                             7.50         05/01/2031           1,083,370
     600,000  HEALTHSOUTH CORPORATION                                               7.63         06/01/2012             576,000
     400,000  NDC HEALTH CORPORATION                                               10.50         12/01/2012             425,000
                                                                                                                      2,084,370
                                                                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.62%
     500,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                               7.25         07/15/2010             568,090
     750,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                     6.25         02/15/2012             827,486
                                                                                                                      1,395,576
                                                                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     500,000  STEELCASE INCORPORATED                                                6.38         11/15/2006             508,933
                                                                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.72%
     500,000  AMERICAN STANDARD INCORPORATED                                        8.25         06/01/2009             565,903
     400,000  BRIGGS & STRATTON CORPORATION                                         8.88         03/15/2011             456,000
     625,000  UNISYS CORPORATION                                                    6.88         03/15/2010             612,500
                                                                                                                      1,634,403
                                                                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

    STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.34%
$    670,000  NLV FINANCIAL CORPORATION++                                           7.50%        08/15/2033      $      769,048
                                                                                                                 --------------

INSURANCE CARRIERS - 4.07%
     500,000  AMERUS GROUP COMPANY                                                  6.95         06/15/2005             500,447
     675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                 8.25         11/15/2011             782,724
     400,000  JOHN HANCOCK GLOBAL FUNDING II++                                      7.90         07/02/2010             465,030
     807,000  MARKEL CORPORATION                                                    7.20         08/15/2007             852,982
   2,000,000  MINNESOTA LIFE INSURANCE COMPANY++                                    8.25         09/15/2025           2,667,922
   1,073,000  PRUDENTIAL INSURANCE COMPANY OF AMERICA++                             7.65         07/01/2007           1,147,459
     682,000  REINSURANCE GROUP OF AMERICA++                                        7.25         04/01/2006             696,129
     750,000  RELIASTAR FINANCIAL CORPORATION                                       8.00         10/30/2006             789,661
     700,000  UNITRIN INCORPORATED                                                  5.75         07/01/2007             719,006
     625,000  WR BERKLEY CORPORATION                                                5.13         09/30/2010             632,159
                                                                                                                      9,253,519
                                                                                                                 --------------

MACHINERY - 0.32%
     600,000  JLG INDUSTRIES INCORPORATED                                           8.25         05/01/2008             630,000
     100,000  JLG INDUSTRIES INCORPORATED                                           8.38         06/15/2012             103,500
                                                                                                                        733,500
                                                                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
                GOODS - 0.32%
     650,000  PERKINELMER INCORPORATED                                              8.88         01/15/2013             716,625
                                                                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.95%
     275,000  CENTRAL GARDEN & PET COMPANY                                          9.13         02/01/2013             292,875
     800,000  GENERAL ELECTRIC COMPANY                                              5.00         02/01/2013             822,486
     585,000  JACUZZI BRANDS INCORPORATED                                           9.63         07/01/2010             631,800
     375,000  OWENS-BROCKWAY                                                        8.88         02/15/2009             398,437
                                                                                                                      2,145,598
                                                                                                                 --------------

MISCELLANEOUS RETAIL - 0.22%
     510,000  REMINGTON ARMS COMPANY INCORPORATED                                  10.50         02/01/2011             487,050
                                                                                                                 --------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.31%
     600,000  GOODRICH CORPORATION                                                  7.63         12/15/2012             702,643
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.97%
     650,000  ATHENA NEUROSCIENCES FINANCE LLC                                      7.25         02/21/2008             611,000
   1,000,000  FORD MOTOR CREDIT COMPANY                                             7.38         10/28/2009             967,314
     500,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                 7.75         01/19/2010             471,829
     200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                              5.11         12/01/2014             162,357
                                                                                                                      2,212,500
                                                                                                                 --------------

OIL & GAS EXTRACTION - 1.39%
     910,000  HALLIBURTON COMPANY+/-                                                4.16         10/17/2005             914,513
     500,000  MARATHON OIL CORPORATION CONSOLIDATED                                 6.85         03/01/2008             532,157
     275,000  PARKER DRILLING COMPANY                                               9.63         10/01/2013             309,375
     170,000  PARKER DRILLING COMPANY SERIES B                                     10.13         11/15/2009             178,712
     525,000  PIONEER NATURAL RESOURCES COMPANY                                     6.50         01/15/2008             542,009
     300,000  STONE ENERGY CORPORATION                                              6.75         12/15/2014             285,000
     375,000  SWIFT ENERGY COMPANY                                                  9.38         05/01/2012             401,250
                                                                                                                      3,163,016
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

    STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
PAPER & ALLIED PRODUCTS - 0.49%
$    531,000  ABITIBI CONSOLIDATED INCORPORATED                                     6.95%        12/15/2006      $      533,655
     600,000  SOLO CUP COMPANY                                                      8.50         02/15/2014             576,000
                                                                                                                      1,109,655
                                                                                                                 --------------

PERSONAL SERVICES - 0.40%
     355,000  ALDERWOODS GROUP INCORPORATED++                                       7.75         09/15/2012             370,975
      35,000  SERVICE CORPORATION INTERNATIONAL                                     6.00         12/15/2005              35,131
     500,000  SERVICE CORPORATION INTERNATIONAL                                     6.50         03/15/2008             511,250
                                                                                                                        917,356
                                                                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.32%
     480,000  CITGO PETROLEUM CORPORATION                                           6.00         10/15/2011             470,400
     250,000  POGO PRODUCING COMPANY++                                              6.63         03/15/2015             253,125
                                                                                                                        723,525
                                                                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.54%
     125,000  CENTURY ALUMINUM COMPANY                                              7.50         08/15/2014             122,500
     500,000  ISPAT INLAND ULC+/-                                                   9.85         04/01/2010             532,500
     250,000  NOVELIS INCORPORATED++                                                7.25         02/15/2015             245,000
     273,000  UNITED STATES STEEL LLC                                              10.75         08/01/2008             308,490
                                                                                                                      1,208,490
                                                                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.76%
     525,000  AMERICAN GREETINGS CORPORATION                                        6.10         08/01/2028             536,813
     500,000  HOUGHTON MIFFLIN COMPANY                                              8.25         02/01/2011             520,000
     600,000  VIACOM INCORPORATED                                                   7.70         07/30/2010             670,167
                                                                                                                      1,726,980
                                                                                                                 --------------

RECREATION - 0.09%
     200,000  AMF BOWLING WORLDWIDE INCORPORATED                                   10.00         03/01/2010             201,000
                                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.81%
   1,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                   3.49         07/23/2009           1,004,204
     750,000  MORGAN STANLEY                                                        6.75         04/15/2011             838,271
                                                                                                                      1,842,475
                                                                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.25%
     500,000  TEXAS INDUSTRIES INCORPORATED                                        10.25         06/15/2011             567,500
                                                                                                                 --------------

TRANSPORTATION BY AIR - 0.84%
     315,575  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                         6.80         07/02/2007             266,525
     370,000  DELTA AIR LINES INCORPORATED++                                        9.50         11/18/2008             308,950
     223,489  DELTA AIR LINES INCORPORATED                                          7.78         01/02/2012              92,756
      30,000  DELTA AIR LINES INCORPORATED SERIES 00-1                              7.78         11/18/2005              23,995
     843,114  FEDEX CORPORATION SERIES 97-B                                         7.52         01/15/2018             922,706
     354,171  NORTHWEST AIRLINES INCORPORATED SERIES 991A                           6.81         02/01/2020             302,002
                                                                                                                      1,916,934
                                                                                                                 --------------

TRANSPORTATION EQUIPMENT - 0.85%
     475,000  ALLIANT TECHSYSTEMS INCORPORATED                                      8.50         05/15/2011             499,344
     550,000  DELCO REMY INTERNATIONAL INCORPORATED+/-                              7.14         04/15/2009             547,250
     860,000  NAVISTAR INTERNATIONAL                                                7.50         06/15/2011             875,050
                                                                                                                      1,921,644
                                                                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

    STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
TRANSPORTATION SERVICES - 0.17%
$     53,000  TEEKAY SHIPPING CORPORATION                                           8.32%        02/01/2008      $       53,066
     300,000  TEEKAY SHIPPING CORPORATION                                           8.88         07/15/2011             339,000
                                                                                                                        392,066
                                                                                                                 --------------

WATER TRANSPORTATION - 0.19%
     400,000  OVERSEAS SHIPHOLDING GROUP                                            8.25         03/15/2013             428,000
                                                                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.09%
     200,000  AVIALL INCORPORATED                                                   7.63         07/01/2011             208,500
                                                                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.14%
     300,000  ROUNDY'S INCORPORATED                                                 8.88         06/15/2012             309,000
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $79,730,228)                                                                     82,865,952
                                                                                                                 --------------

MUNICIPAL BONDS & NOTES - 1.28%
   1,225,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE     7.40         12/01/2025           1,571,834
   1,310,000  INDIANA BOND BANK REVENUE                                             4.73         01/15/2014           1,332,021

TOTAL MUNICIPAL BONDS & NOTES (COST $2,565,438)                                                                       2,903,855
                                                                                                                 --------------

AGENCY SECURITIES - 35.25%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.76%
   1,969,168  FHLMC #1G-0157+/-                                                     4.51         03/01/2035           1,968,548
   1,234,715  FHLMC #A15838                                                         5.50         12/01/2033           1,254,640
   2,618,931  FHLMC SERIES 1675 CLASS KZ                                            6.50         02/15/2024           2,784,266
   5,000,000  FHLMC SERIES 2358 CLASS PD                                            6.00         09/15/2016           5,180,970
   7,500,000  FHLMC SERIES 2363 CLASS PF                                            6.00         09/15/2016           7,758,705
   6,500,000  FHLMC SERIES 2416 CLASS PE                                            6.00         10/15/2021           6,720,717
   1,416,477  FHLMC SERIES 2439 CLASS LG                                            6.00         09/15/2030           1,442,425
   1,226,595  FHLMC SERIES T-20 CLASS A6+/-                                         7.49         09/25/2029           1,246,212
   6,073,359  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z        6.50         02/25/2042           6,293,518
   1,063,222  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A         7.50         09/25/2043           1,143,296
                                                                                                                     35,793,297
                                                                                                                 --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 15.66%
   1,394,411  FNMA #380581                                                          6.18         08/01/2008           1,458,902
     957,894  FNMA #383017                                                          6.49         01/01/2008             999,168
   1,474,255  FNMA #386890                                                          3.99         04/01/2011           1,448,398
   1,923,303  FNMA #555326                                                          5.50         04/01/2033           1,951,101
     730,319  FNMA #678939                                                          5.50         02/01/2018             750,449
     695,554  FNMA #701350                                                          5.50         04/01/2018             714,725
   3,816,861  FNMA #725232                                                          5.00         03/01/2034           3,820,785
     959,395  FNMA #731996+/-                                                       4.09         09/01/2033             953,963
     832,410  FNMA #739757+/-                                                       4.07         08/01/2033             826,946
   1,167,397  FNMA #741305                                                          5.00         09/01/2018           1,181,697
   1,433,969  FNMA #741458+/-                                                       4.51         10/01/2033           1,440,761
   2,376,602  FNMA #765178                                                          5.00         01/01/2019           2,405,715
   1,741,734  FNMA #789463+/-                                                       4.42         06/01/2034           1,741,667

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

    STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$  1,910,432  FNMA #801908                                                          5.00%        11/01/2019      $    1,933,835
     302,682  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                            7.00         12/25/2041             318,519
   3,192,804  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                            6.00         02/25/2044           3,279,820
     683,128  FNMA SERIES 2002-90 CLASS A2                                          6.50         11/25/2042             708,745
   5,513,331  FNMA SERIES 2003-92 CLASS HP                                          4.50         09/25/2018           5,531,066
   2,770,921  FNMA SERIES 2003-97 CLASS CA                                          5.00         10/25/2018           2,820,047
   1,221,551  FNMA WHOLE LOAN                                                       7.00         12/25/2033           1,290,174
                                                                                                                     35,576,483
                                                                                                                 --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.52%
     240,156  GNMA #345066                                                          6.50         10/15/2023             252,976
     196,010  GNMA #346960                                                          6.50         12/15/2023             206,473
     164,451  GNMA #354692                                                          6.50         11/15/2023             173,230
     255,168  GNMA #361398                                                          6.50         01/15/2024             268,631
     304,383  GNMA #366641                                                          6.50         11/15/2023             320,631
      80,686  GNMA #473918                                                          7.00         04/15/2028              85,636
     148,479  GNMA #525459                                                          7.25         07/15/2006             149,052
      93,838  GNMA #531436                                                          7.00         06/15/2042             109,234
       2,056  GNMA #531965                                                          7.72         12/15/2041               2,374
      59,593  GNMA #533858                                                          7.35         08/15/2042              68,075
   5,500,000  GNMA SERIES 2003-38 CLASS JC+/-                                       7.04         04/16/2024           6,371,282
                                                                                                                      8,007,594
                                                                                                                 --------------

STUDENT LOAN MARKETING ASSOCIATION - 0.31%
     700,000  SLMA SERIES 1999-3 CLASS CTFS+/-                                      3.10         01/26/2015             702,775
                                                                                                                 --------------

TOTAL AGENCY SECURITIES (COST $79,061,699)                                                                           80,080,149
                                                                                                                 --------------

SHARES

PRIVATE INVESTMENT PARTNERSHIPS - 0.02%
         349  PPM AMERICA CBO II LIMITED PARTNERSHIP                                                                     54,989

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $386,265)                                                                    54,989
                                                                                                                 --------------

PRINCIPAL

TERM LOANS - 0.42%
     934,615  NOVELIS INCORPORATED TERM LOAN B                                      4.52         01/07/2012             946,298

TOTAL TERM LOANS (COST $942,772)                                                                                        946,298
                                                                                                                 --------------

US TREASURY SECURITIES - 12.37%

US TREASURY BONDS - 12.37%
   1,400,000  US TREASURY BOND                                                      7.25         05/15/2016           1,782,648
   7,150,000  US TREASURY BOND                                                      7.25         08/15/2022           9,635,740
   6,315,000  US TREASURY BOND                                                      6.25         08/15/2023           7,780,276
   4,950,000  US TREASURY BOND                                                      5.38         02/15/2031           5,732,719
     400,000  US TREASURY BOND - INFLATION PROTECTED&                               3.38         04/15/2032             592,881
   2,300,000  US TREASURY BOND - INFLATION PROTECTED&                               2.38         01/15/2025           2,588,121
                                                                                                                     28,112,385
                                                                                                                 --------------

TOTAL US TREASURY SECURITIES (COST $26,240,597)                                                                      28,112,385
                                                                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

    STRATEGIC VALUE BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS - 2.07%
   4,692,508  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        $    4,692,508
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,692,508)                                                                        4,692,508
                                                                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $221,618,850)*                        100.29%                                                              $  227,814,605
OTHER ASSETS AND LIABILITIES, NET            (0.29)                                                                    (654,801)
                                            ------                                                               --------------
                                            100.00%
TOTAL NET ASSETS                            ======                                                               $  227,159,804
                                                                                                                 ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,692,508.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $221,318,948 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                                $  8,144,351
      GROSS UNREALIZED DEPRECIATION                                  (1,648,694)
                                                                   ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                   $  6,495,657

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

    TACTICAL MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 50.65%
$ 27,500,000  FFCB<<                                                                2.09%        01/30/2006      $   27,241,142
  33,550,000  FHLB                                                                  1.52         07/14/2005          33,475,787
  32,000,000  FHLB<<                                                                1.55         07/14/2005          31,930,336
  33,000,000  FHLB<<                                                                2.25         01/30/2006          32,723,691
  27,000,000  FHLB+/-                                                               3.31         03/30/2007          27,008,438
  21,000,000  FHLMC                                                                 2.50         11/30/2005          20,901,720
  30,000,000  FHLMC                                                                 2.20         12/01/2005          29,814,030
  26,000,000  FHLMC<<                                                               2.15         01/30/2006          25,765,402

TOTAL AGENCY NOTES - INTEREST BEARING (COST $230,003,667)                                                           228,860,546
                                                                                                                 --------------

ASSET-BACKED SECURITIES - 4.35%
  19,650,000  HOUSEHOLD CREDIT CARD MASTER NOTE TRUST I SERIES 2000-1 CLASS A+/-    3.23         08/15/2008          19,664,195

TOTAL ASSET-BACKED SECURITIES (COST $19,451,466)                                                                     19,664,195
                                                                                                                 --------------

CORPORATE BONDS & NOTES - 12.92%

INSURANCE AGENTS, BROKERS & SERVICE - 3.77%
  17,000,000  ALLSTATE LIFE GLOBAL FUNDING<<+/-                                     2.53         09/22/2006          17,004,335
                                                                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 9.15%
  20,400,000  FEDERAL AGRICULTURAL MORTGAGE CORPORATION+/-                          3.28         03/30/2007          20,369,502
  21,000,000  FEDERAL AGRICULTURAL MORTGAGE CORPORATION+/-                          3.31         04/20/2007          20,985,909
                                                                                                                     41,355,411
                                                                                                                 --------------

TOTAL CORPORATE BONDS & NOTES (COST $58,400,000)                                                                     58,359,746
                                                                                                                 --------------

US TREASURY SECURITIES - 28.90%

US TREASURY BONDS - 28.90%
  17,400,000  US TREASURY BOND<<                                                    6.00         02/15/2026          21,137,607
  10,000,000  US TREASURY BOND<<                                                    6.63         02/15/2027          13,076,560
  24,000,000  US TREASURY BOND<<                                                    5.25         02/15/2029          26,961,552
  15,925,000  US TREASURY BOND<<                                                    6.25         05/15/2030          20,374,668
  42,325,000  US TREASURY BOND<<                                                    5.38         02/15/2031          49,017,641
                                                                                                                    130,568,028
                                                                                                                 --------------

TOTAL US TREASURY SECURITIES (COST $127,429,635)                                                                    130,568,028
                                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 48.71%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.04%
   1,714,000  EVERGREEN MONEY MARKET FUND                                                                             1,714,000
   3,000,447  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         3,000,447

                                                                                                                      4,714,447
                                                                                                                 --------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 47.67%
   5,000,000  ALLIANCE & LEICESTER PLC                                              3.29         09/19/2005           4,949,900
  10,000,000  AMERICAN GENERAL FINANCE                                              3.09         06/15/2006          10,000,500
   4,200,000  ANZ NATIONAL (INTERNATIONAL) LIMITED                                  3.11         07/08/2005           4,186,686
   4,355,000  ATLANTIC ASSET SECURITIZATION CORPORATION                             3.07         06/22/2005           4,347,335
   1,800,000  ATLANTIS ONE FUNDING CORPORATION                                      3.27         09/19/2005           1,781,964
   2,000,000  ATOMIUM FUNDING CORPORATION                                           3.11         07/08/2005           1,993,660

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS              PORTFOLIO OF INVESTMENTS --
                                                                    MAY 31, 2005
--------------------------------------------------------------------------------

    TACTICAL MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 10,000,000  BANCO BILBAO VIZCAYA ARGENTARIA                                       3.07%        06/01/2005      $   10,000,000
     800,000  BANK ONE CORPORATION                                                  7.57         08/01/2005             805,680
  15,000,000  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                $15,001,283)                                                        3.08         06/01/2005          15,000,000
   3,429,000  BELFORD US CAPITAL COMPANY                                            3.08         06/21/2005           3,428,966
   1,029,000  BETA FINANCE INCORPORATED                                             3.13         06/02/2006           1,029,196
  10,000,000  BLUE SPICE LLC                                                        3.06         06/01/2005          10,000,000
   1,714,000  CC USA INCORPORATED                                                   3.21         07/05/2005           1,714,274
   4,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.08         07/14/2005           3,985,280
   1,566,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                     3.22         08/11/2005           1,556,087
   1,660,000  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                            3.35         10/19/2005           1,638,437
  10,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      3.06         06/21/2005           9,983,200
   1,029,000  DEUTSCHE BANK NEW YORK                                                3.22         11/10/2005           1,025,460
     750,000  EDISON ASSET SECURITIZATION LLC                                       3.27         08/26/2005             744,247
   6,570,000  EUREKA SECURITIZATION INCORPORATED                                    3.11         07/07/2005           6,549,764
   5,506,000  GEORGE STREET FINANCE LLC                                             3.05         06/14/2005           5,499,998
   8,000,000  IRISH LIFE & PERMANENT PLC                                            3.05         07/08/2005           7,974,640
   1,300,000  K2 USA LLC                                                            3.29         09/28/2005           1,285,908
   1,372,000  K2 USA LLC                                                            3.12         07/24/2006           1,372,178
  10,000,000  KLIO FUNDING CORPORATION                                              3.06         06/27/2005           9,978,200
   4,000,000  KLIO FUNDING CORPORATION                                              3.07         06/29/2005           3,990,600
   4,000,000  KLIO II FUNDING CORPORATION                                           3.04         06/06/2005           3,998,320
   5,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                 3.12         08/16/2005           5,000,000
   1,714,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                 3.26         12/23/2005           1,715,114
   3,136,000  LIBERTY STREET FUNDING CORPORATION                                    3.05         06/15/2005           3,132,331
   2,400,000  LIQUID FUNDING LIMITED                                                3.07         06/01/2005           2,400,000
   9,000,000  MORGAN STANLEY                                                        3.14         01/13/2006           9,000,000
   1,372,000  MORGAN STANLEY                                                        3.09         08/13/2010           1,372,014
   3,429,000  NATEXIS BANQUE NEW YORK                                               3.16         06/09/2005           3,428,486
   6,000,000  NEPTUNE FUNDING CORPORATION                                           3.07         06/01/2005           6,000,000
   1,500,000  NEPTUNE FUNDING CORPORATION                                           3.04         06/06/2005           1,499,370
   1,031,000  NEPTUNE FUNDING CORPORATION                                           3.07         07/01/2005           1,028,402
   3,429,000  RACERS TRUST                                                          3.09         05/20/2005           3,429,583
   3,429,000  SECURITY LIFE OF DENVER                                               3.19         06/03/2005           3,429,000
   4,000,000  SEDNA FINANCE INCORPORATED                                            3.09         07/11/2005           3,986,320
   3,000,000  SEDNA FINANCE INCORPORATED                                            3.12         07/18/2005           2,987,730
  10,000,000  SOCIETE GENERALE                                                      3.04         06/30/2005          10,000,000
   3,429,000  TANGO FINANCE CORPORATION                                             3.12         10/25/2006           3,428,966
  10,000,000  TOTAL CAPITAL S.A.                                                    3.07         06/01/2005          10,000,000
  10,000,000  TRANSAMERICA ASSET FUNDING CORPORATION I                              3.07         06/22/2005           9,982,400
   1,714,000  TRAVELERS INSURANCE COMPANY                                           3.17         02/10/2006           1,713,966
     382,000  TULIP FUNDING CORPORATION                                             3.48         11/15/2005             375,991
   2,700,000  UBS FINANCE (DELAWARE) LLC                                            3.26         09/06/2005           2,676,132
                                                                                                                    215,406,285
                                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $220,120,732)                                                         220,120,732
                                                                                                                 --------------

PORTFOLIO OF INVESTMENTS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
MAY 31, 2005
--------------------------------------------------------------------------------

    TACTICAL MATURITY BOND PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                          VALUE
SHORT-TERM INVESTMENTS - 2.49%
  11,259,743  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        $   11,259,743
                                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,259,743)                                                                      11,259,743
                                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $666,665,243)*                       148.02%                                                               $  668,832,990
OTHER ASSETS AND LIABILITIES, NET          (48.02)                                                                 (216,976,922)
                                           ------                                                                --------------
TOTAL NET ASSETS                           100.00%                                                               $  451,856,068
                                           ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $11,259,743.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $666,684,018 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                                $ 3,364,890
       GROSS UNREALIZED DEPRECIATION                                 (1,215,918)
                                                                    -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)                   $ 2,148,972

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS  STATEMENTS OF ASSETS AND LIABILITIES --
                                         MAY 31, 2005
--------------------------------------------------------------------------------

                                                                         MANAGED                         STRATEGIC         TACTICAL
                                                                           FIXED           STABLE            VALUE         MATURITY
                                                                          INCOME           INCOME             BOND             BOND
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ............................     $  673,693,743   $  646,271,686   $  223,122,097   $  437,452,515
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................        306,953,330      128,482,282                0      220,120,732
  INVESTMENTS IN AFFILIATES .................................         15,710,296       16,861,178        4,692,508       11,259,743
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .........        996,357,369      791,615,146      227,814,605      668,832,990
                                                                  --------------   --------------   --------------   --------------
  CASH ......................................................            116,250          203,000           51,250                0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........             99,531           42,281           40,469                0
  RECEIVABLE FOR INVESTMENTS SOLD ...........................         10,130,004            3,398           30,832                0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ....................          6,296,238        3,308,044        2,441,384        3,295,341
  RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ...........                  0           26,163           21,014                0
                                                                  --------------   --------------   --------------   --------------
TOTAL ASSETS ................................................      1,012,999,392      795,198,032      230,399,554      672,128,331
                                                                  --------------   --------------   --------------   --------------
LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ..........................              2,343                0                0                0
  PAYABLE FOR INVESTMENTS PURCHASED .........................         27,405,061        2,123,537        3,116,137                0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....            113,213          188,244           77,827          131,178
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...................                  0              655            1,542              719
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................        306,953,330      128,482,282                0      220,120,732
  ACCRUED EXPENSES AND OTHER LIABILITIES ....................             32,205           45,557           44,244           19,634
                                                                  --------------   --------------   --------------   --------------
TOTAL LIABILITIES ...........................................        334,506,152      130,840,275        3,239,750      220,272,263
                                                                  --------------   --------------   --------------   --------------
TOTAL NET ASSETS ............................................     $  678,493,240   $  664,357,757   $  227,159,804   $  451,856,068
                                                                  ==============   ==============   ==============   ==============
INVESTMENTS AT COST .........................................     $  977,930,730   $  789,697,892   $  221,618,850   $  666,665,243
                                                                  ==============   ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE .........................     $  301,452,411   $  126,042,635   $            0   $  217,757,938
                                                                  ==============   ==============   ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --              WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
FOR THE YEAR ENDED MAY 31, 2005
--------------------------------------------------------------------------------

                                                                         MANAGED                         STRATEGIC         TACTICAL
                                                                           FIXED           STABLE            VALUE         MATURITY
                                                                          INCOME           INCOME             BOND             BOND
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INTEREST ..................................................     $   33,738,669   $   19,338,056   $   12,480,084   $    9,187,693
  INCOME FROM AFFILIATED SECURITIES .........................            255,766          242,038           84,060        1,399,172
  SECURITIES LENDING INCOME, NET ............................            158,020          138,432           35,583          143,352
                                                                  --------------   --------------   --------------   --------------
TOTAL INVESTMENT INCOME .....................................         34,152,455       19,718,526       12,599,727       10,730,217
                                                                  --------------   --------------   --------------   --------------

EXPENSES
  ADVISORY FEES .............................................          3,025,223        3,623,418        1,035,044        2,093,283
  CUSTODY FEES ..............................................            135,144          162,916           45,150           91,277
  AUDIT FEES ................................................             19,998           20,998           19,998           19,998
  LEGAL FEES ................................................             11,538           18,998               99            7,501
  SHAREHOLDER REPORTS .......................................             68,010           64,350               99           15,002
  TRUSTEES' FEES ............................................              6,789            6,789            6,789            6,789
  OTHER FEES AND EXPENSES ...................................             15,044           24,653            5,401            9,010
                                                                  --------------   --------------   --------------   --------------
TOTAL EXPENSES ..............................................          3,281,746        3,922,122        1,112,580        2,242,860
                                                                  --------------   --------------   --------------   --------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............           (897,108)        (956,895)         (68,907)        (727,047)
  NET EXPENSES ..............................................          2,384,638        2,965,227        1,043,673        1,515,813
                                                                  --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS) ................................         31,767,817       16,753,299       11,556,054        9,214,404
                                                                  --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION                                                         448,213         (670,794)       1,506,460       (2,055,095)
  FUTURES TRANSACTIONS ......................................             42,837          (49,787           22,362                0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......                  0         (828,968          141,527                0
                                                                  --------------   --------------   --------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................            491,050       (1,549,549        1,670,349       (2,055,095)
                                                                  --------------   --------------   --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION                                                      13,463,504        3,150,790        3,148,294        4,215,939
  FUTURES TRANSACTIONS ......................................             92,113         (307,712)          35,150                0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ......                  0          871,764           76,438                0
                                                                  --------------   --------------   --------------   --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS                                                         13,555,617        3,714,842        3,259,882        4,215,939
                                                                  ==============   ==============   ==============   ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......         14,046,667        2,165,293        4,930,231        2,160,844
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS .............................................     $   45,814,484   $   18,918,592   $   16,486,285   $   11,375,248
                                                                  ==============   ==============   ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     MANAGED FIXED INCOME PORTFOLIO
                                                                                   ----------------------------------
                                                                                          FOR THE             FOR THE
                                                                                       YEAR ENDED          YEAR ENDED
                                                                                     MAY 31, 2005        MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .....................................................   $  673,965,279     $   621,957,173

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................       31,767,817          33,681,048
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................          491,050           7,348,354
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........       13,555,617         (30,219,453)
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................       45,814,484          10,809,949
                                                                                   --------------     ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
---------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ...............................................................      147,339,080         267,642,488
   WITHDRAWALS .................................................................     (188,625,603)       (226,444,331)
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...      (41,286,523)         41,198,157
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        4,527,961          52,008,106
                                                                                   --------------     ---------------
ENDING NET ASSETS ..............................................................   $  678,493,240     $   673,965,279
                                                                                   ==============     ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                           STABLE INCOME PORTFOLIO
                                                                                   ----------------------------------
                                                                                          FOR THE             FOR THE
                                                                                       YEAR ENDED          YEAR ENDED
                                                                                     MAY 31, 2005        MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .....................................................   $  965,744,432     $   856,897,134

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................       16,753,299          21,316,986
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       (1,549,549)         (1,803,560)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........        3,714,842          (8,237,345)
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................       18,918,592          11,276,081
                                                                                   --------------     ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
---------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ...............................................................      108,044,764         552,472,567
   WITHDRAWALS .................................................................     (428,350,031)       (454,901,350)
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...     (320,305,267)         97,571,217
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................     (301,386,675)        108,847,298
                                                                                   --------------     ---------------
ENDING NET ASSETS ..............................................................   $  664,357,757     $   965,744,432
                                                                                   ==============     ===============

                                                                                     STRATEGIC VALUE BOND PORTFOLIO
                                                                                   ----------------------------------
                                                                                          FOR THE             FOR THE
                                                                                       YEAR ENDED          YEAR ENDED
                                                                                     MAY 31, 2005        MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .....................................................   $  255,094,172     $   206,698,989

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................       11,556,054          11,545,295
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................        1,670,349           2,939,083
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........        3,259,882          (7,442,280)
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................      16,486,285           7,042,098
                                                                                   --------------     ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
---------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ...............................................................       47,384,121          86,876,790
   WITHDRAWALS .................................................................      (61,804,774)        (75,523,705)
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...      (14,420,653)         11,353,085
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        2,065,632          18,395,183
                                                                                   --------------     ---------------
ENDING NET ASSETS ..............................................................   $  277,159,804     $   225,094,172
                                                                                   ==============     ===============

                                                                                    TACTICAL MATURITY BOND PORTFOLIO
                                                                                   ----------------------------------
                                                                                          FOR THE             FOR THE
                                                                                       YEAR ENDED          YEAR ENDED
                                                                                     MAY 31, 2005        MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .....................................................   $  462,694,813     $   420,782,713

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................        9,214,404           8,012,816
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       (2,055,095)        (10,076,510)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........        4,215,939          (7,796,219)
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................       11,375,248          (9,859,913)
                                                                                   --------------     ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
---------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ...............................................................      105,392,359         194,294,721
   WITHDRAWALS .................................................................     (127,606,352)       (142,522,708)
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...      (22,213,993)         51,772,013
                                                                                   --------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      (10,838,745)         41,912,100
                                                                                   --------------     ---------------
ENDING NET ASSETS ..............................................................   $  451,856,068     $   462,694,813
                                                                                   ==============     ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                               ----------------------------------------------------------               PORTFOLIO
                                               NET INVESTMENT           GROSS        EXPENSES          NET        TOTAL  TURNOVER
                                                INCOME (LOSS)        EXPENSES          WAIVED     EXPENSES    RETURN(2)      RATE
---------------------------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO MAY 31, 2005 ............              4.70%            0.49%         (0.14)%       0.35%        7.02%         53%
JUNE 1, 2003 TO MAY 31, 2004 ............              5.10%            0.53%         (0.28)%       0.25%        1.45%         50%
JUNE 1, 2002 TO MAY 31, 2003 ............              5.49%            0.54%         (0.19)%       0.35%       11.36%         44%
JUNE 1, 2001 TO MAY 31, 2002 ............              5.87%            0.54%         (0.19)%       0.35%        8.37%         65%
JUNE 1, 2000 TO MAY 31, 2001 ............              6.34%            0.54%         (0.19)%       0.35%       13.55%        121%

STABLE INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO MAY 31, 2005 ............              2.06%            0.48%         (0.12)%       0.36%        2.47%         43%
JUNE 1, 2003 TO MAY 31, 2004 ............              2.00%            0.52%         (0.13)%       0.39%        0.88%         92%
JUNE 1, 2002 TO MAY 31, 2003 ............              2.63%            0.54%          0.00%        0.54%        3.32%         45%
JUNE 1, 2001 TO MAY 31, 2002 ............              3.62%            0.55%          0.00%        0.55%        3.99%         81%
JUNE 1, 2000 TO MAY 31, 2001 ............              5.89%            0.55%          0.00%        0.55%        8.34%         37%

STRATEGIC VALUE BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO MAY 31, 2005 ............              5.12%            0.49%         (0.03)%       0.46%        7.61%         45%
JUNE 1, 2003 TO MAY 31, 2004 ............              5.24%            0.54%         (0.10)%       0.44%        3.06%         48%
JUNE 1, 2002 TO MAY 31, 2003 ............              5.81%            0.57%         (0.02)%       0.55%       11.60%         41%
JUNE 1, 2001 TO MAY 31, 2002 ............              5.80%            0.60%         (0.04)%       0.56%        8.30%         75%
JUNE 1, 2000 TO MAY 31, 2001 ............              6.31%            0.57%         (0.02)%       0.55%       12.01%        149%

TACTICAL MATURITY BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO MAY 31, 2005 ............              2.02%            0.49%         (0.16)%       0.33%        2.53%         68%
JUNE 1, 2003 TO MAY 31, 2004 ............              1.77%            0.53%         (0.22)%       0.31%       (2.28)%       248%
JUNE 1, 2002 TO MAY 31, 2003 ............              2.05%            0.54%         (0.18)%       0.36%        2.84%        115%
JUNE 1, 2001 TO MAY 31, 2002 ............              3.45%            0.55%         (0.19)%       0.36%        0.70%        145%
JUNE 1, 2000 TO MAY 31, 2001 ............              5.58%            0.55%         (0.19)%       0.36%       10.06%         83%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of May 31, 2005, the Trust has 18 separate investment portfolios. These financial statements present the Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio, and Tactical Maturity Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At May 31, 2005, the following Funds held futures contracts:

                                                                                       Notional       Net Unrealized
                                                                  Expiration           Contract        Appreciation
 Portfolio               Contracts             Type                  Date               Amount        (Depreciation)
--------------------------------------------------------------------------------------------------------------------
 MANAGED FIXED
 INCOME PORTFOLIO          40 Long      U.S. 10 Year Notes      September 2005       $  4,519,957        $    10,668
--------------------------------------------------------------------------------------------------------------------
                           75 Long          U.S. Long Bond      September 2005          8,726,367             81,445
--------------------------------------------------------------------------------------------------------------------
 STABLE
 INCOME PORTFOLIO          25 Long            90 Day Euros        March 2006            6,047,813            (44,375)
--------------------------------------------------------------------------------------------------------------------
                           35 Long            90 Day Euros        March 2007            8,399,563            (10,937)
--------------------------------------------------------------------------------------------------------------------
                           25 Long            90 Day Euros         June 2005            6,087,500            (51,250)
--------------------------------------------------------------------------------------------------------------------
                           25 Long            90 Day Euros         June 2006            6,036,563            (36,875)
--------------------------------------------------------------------------------------------------------------------
                           35 Long            90 Day Euros         June 2007            8,391,688             (5,250)
--------------------------------------------------------------------------------------------------------------------
                           25 Long            90 Day Euros      September 2005          6,075,000            (58,437)
--------------------------------------------------------------------------------------------------------------------
                           25 Long            90 Day Euros      September 2006          6,027,813            (31,563)
--------------------------------------------------------------------------------------------------------------------
                           35 Long            90 Day Euros      September 2007          8,384,588                100
--------------------------------------------------------------------------------------------------------------------
                           25 Long            90 Day Euros       December 2005          6,060,000            (52,500)
--------------------------------------------------------------------------------------------------------------------
                           35 Long            90 Day Euros       December 2006          8,406,563            (16,625)
--------------------------------------------------------------------------------------------------------------------
 STRATEGIC VALUE
 BOND PORTFOLIO            30 Long      U.S. 10-Year Notes      September 2005          3,389,968              8,001
--------------------------------------------------------------------------------------------------------------------
                           25 Long          U.S. Long Bond      September 2005          2,908,789             27,149

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of May 31, 2005, the following Funds had open swap contracts:

                                                                                                                        Net
                       Swap Counter        Notional         Interest Rate/         Interest Rate/       Maturity    Unrealized
Portfolio                 Party            Principal        Index Received           Index Paid           Date      Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------
STABLE INCOME        Lehman Brothers      $22,500,000        USD Libor BBA             5.08%            15-Oct-05    $(154,197)
PORTFOLIO            Lehman Brothers       15,000,000        USD Libor BBA             3.92%            25-Jul-07      180,360
------------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE                                             Lehman Brothers
BOND PORTFOLIO       Lehman Brothers        2,000,000       U.S. High Yield        USD Libor BBA         1-Feb-06       21,014
                                                                 Index

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at May 31, 2005 are shown on the Statement of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                       Sub-Advisory
                                                       Advisory Fees*                                                   Fees (% of
                            Average Daily              (% of Average                              Average Daily       Average Daily
Portfolio                     Net Assets              Daily Net Assets)     Sub-Adviser             Net Assets          Net Assets)
-----------------------------------------------------------------------------------------------------------------------------------
MANAGED FIXED                   $0 - $499 million          0.450             Galliard              $0 - $500 million       0.10
INCOME PORTFOLIO      $500 million - $999 million          0.400              Capital    $500 million - $1.5 billion       0.05
                       $1 billion - $2.99 billion          0.350            Management                > $1.5 billion       0.03
                       $3 billion - $4.99 billion          0.325
                                  > $4.99 billion          0.300
-----------------------------------------------------------------------------------------------------------------------------------
STABLE INCOME                   $0 - $499 million          0.450             Galliard              $0 - $500 million       0.10
  PORTFOLIO           $500 million - $999 million          0.400              Capital    $500 million - $1.5 billion       0.05
                       $1 billion - $2.99 billion          0.350            Management                > $1.5 billion       0.03
                       $3 billion - $4.99 billion          0.325
                                  > $4.99 billion          0.300

                                                                                                                     Sub-Advisory
                                                      Advisory Fees*                                                    Fees (% of
                              Average Daily          (% of Average                               Average Daily       Average Daily
Portfolio                       Net Assets          Daily Net Assets)        Sub-Adviser           Net Assets          Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC VALUE                 $0 - $499 million          0.450             Galliard              $0 - $500 million       0.10
BOND PORTFOLIO        $500 million - $999 million          0.400              Capital    $500 million - $1.5 billion       0.05
                       $1 billion - $2.99 billion          0.350            Management                > $1.5 billion       0.03
                       $3 billion - $4.99 billion          0.325
                                  > $4.99 billion          0.300
------------------------------------------------------------------------------------------------------------------------------------
TACTICAL MATURITY               $0 - $499 million          0.450             Peregrine              $0 - $10 million       0.40
BOND PORTFOLIO        $500 million - $999 million          0.400              Capital      $10 million - $25 million       0.30
                       $1 billion - $2.99 billion          0.350              Manage-     $25 million - $300 million       0.20
                       $3 billion - $4.99 billion          0.325               ment                   > $300 million       0.10
                                  > $4.99 billion          0.300

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at a rate of 0.50% of average daily net assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                            (% of Average
   Portfolio                                              Daily Net Assets)
----------------------------------------------------------------------------
   ALL PORTFOLIOS                                                0.02
----------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended May 31, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2005, were as follows:

   Portfolio                            Purchases at Cost        Sales Proceeds
--------------------------------------------------------------------------------
   MANAGED FIXED INCOME PORTFOLIO           $ 357,807,757         $ 348,585,104
--------------------------------------------------------------------------------
   STABLE INCOME PORTFOLIO                    346,071,130           543,735,708
--------------------------------------------------------------------------------
   STRATEGIC VALUE BOND PORTFOLIO              99,912,540            97,792,461
--------------------------------------------------------------------------------
   TACTICAL MATURITY BOND PORTFOLIO           362,321,357           254,776,920

5. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

      Effective on July 11, 2005, the Managed Fixed Income Portfolio acquired the assets and liabilities of the Strategic Value Bond Portfolio.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS         REPORT OF INDEPENDENT REGISTERED
                                                PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO MASTER TRUST:


      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio, and Tactical Maturity Bond Portfolio, four of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of May 31, 2005, and the related statements of operations for the year then ended, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2005, the results of their operations for the year then ended, changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                   [KPMG LOGO]

Philadelphia, Pennsylvania
July 22, 2005

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 138 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEE**

----------------------------------------------------------------------------------------------------------------------------
                                   POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                       LENGTH OF SERVICE ***         PAST FIVE YEARS                         OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                    Trustee,                      Private Investor/Real Estate            None
60                                 since 1987                    Developer; Chairman of White
                                                                 Point Capital, LLC.
----------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
                                   POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                       LENGTH OF SERVICE ***         PAST FIVE YEARS                         OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho                     Trustee,                      Associate Professor of Finance,         None
62                                 since 1987                    Wake Forest University,
                                                                 Calloway School of Business
                                                                 and Accountancy.
----------------------------------------------------------------------------------------------------------------------------

Peter G. Gordon                    Trustee,                      Chairman, CEO, and Co-                  None
62                                 since 1998                    Founder of Crystal Geyser
                                   (Chairman, since 2005)        Water Company and President
                                                                 of Crystal Geyser Roxane Water
                                                                 Company.
----------------------------------------------------------------------------------------------------------------------------
Richard M. Leach                   Trustee, since 1987           Retired. Prior thereto, President       None
71                                                               of Richard M. Leach Associates
                                                                 (a financial consulting firm).
----------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                   Trustee, since 1996           Senior Counselor to the public          None
53                                                               relations firm of Himle-Horner
                                                                 and Senior Fellow at the
                                                                 Humphrey Institute,
                                                                 Minneapolis, Minnesota (a
                                                                 public policy organization).
----------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                  Trustee, since 1996           Principal in the law firm of            None
64                                                               Willeke & Daniels.
----------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLI              OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------------------------------------------------------
                                   POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                       LENGTH OF SERVICE             PAST FIVE YEARS                         OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------------------
Karla M.                           President,                    Executive Vice President of             None
Rabusch                            since 2003                    Wells Fargo Bank, N.A.
46                                                               President of Wells Fargo Funds
                                                                 Management, LLC. Senior Vice
                                                                 President and Chief
                                                                 Administrative Officer of Wells
                                                                 Fargo Funds Management, LLC
                                                                 from 2001 to 2003. Vice
                                                                 President of Wells Fargo Bank,
                                                                 N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------------------------------
Stacie D                           Treasurer,                    Senior Vice President of Wells          None
DeAngelo                           since 2003                    Fargo Bank, N.A. Senior Vice
36                                                               President of Operations for Wells
                                                                 Fargo Funds Management, LLC. Prior
                                                                 thereto, Operations Manager at Scudder
                                                                 Weisel Capital, LLC from 2000 to 2001,
                                                                 Director of Shareholder Services at
                                                                 BISYS Fund Services from 1999 to 2000.
----------------------------------------------------------------------------------------------------------------------------
C. David Messman                   Secretary,                    Vice President and Managing             None
45                                 since 2000                    Senior Counsel of Wells Fargo
                                                                 Bank, N.A. Senior Vice
                                                                 President and Secretary of Wells
                                                                 Fargo Funds Management, LLC.
                                                                 Vice President and Senior
                                                                 Counsel of Wells Fargo Bank,
                                                                 N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** As of May 31, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS: DIVERSIFIED BOND FUND, HIGH YIELD BOND FUND, INCOME PLUS FUND, INFLATION-PROTECTED BOND FUND, INTERMEDIATE GOVERNMENT INCOME FUND, SHORT DURATION GOVERNMENT BOND FUND, STABLE INCOME FUND, STRATEGIC INCOME FUND, TOTAL RETURN BOND FUND, ULTRA-SHORT DURATION BOND FUND, MANAGED FIXED INCOME PORTFOLIO, STABLE INCOME PORTFOLIO, STRATEGIC VALUE BOND PORTFOLIO AND TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Duration Bond Fund, Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio and Tactical Maturity Bond Portfolio; (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Strategic Income Fund, Total Return Bond Fund and Ultra-Short Duration Bond Fund; (iii) an investment sub-advisory agreement with Galliard Capital Management, Inc. ("Galliard") for the Managed Fixed Income Portfolio, Stable Income Fund, Stable Income Portfolio and Strategic Value Bond Portfolio; (iv) an investment sub-advisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the Tactical Maturity Bond Portfolio; and (v) an investment sub-advisory agreement with Sutter Advisors LLC ("Sutter") for the High Yield Bond Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Galliard, Peregrine and Sutter (the "Sub-Advisers"), are collectively referred to as the "Advisory Agreements." The funds and portfolios identified above are collectively referred to as the "Funds."

      More specifically, at meetings held on April 4, 2005, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers, and the continuation of the Advisory Agreements. Because the Diversified Bond Fund is a gateway blended fund that invests all of its assets in the Managed Fixed Income Portfolio, Strategic Value Bond Portfolio and Tactical Maturity Bond Portfolio and the Stable Income Fund is a gateway feeder fund that invests all of its assets in the Stable Income Portfolio, which has a substantially similar investment objective and substantially similar investment strategies as the Stable Income Fund, information provided to the Boards regarding the Diversified Bond Fund and Stable Income Fund is also applicable to the Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio and Tactical Maturity Bond Portfolio, as relevant.

      The Wells Fargo Funds Trust Board initially approved the Advisory Agreements for the Strategic Income Fund and Ultra-Short Duration Bond Fund at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of the Strong Advisor Strategic Income Fund (the accounting survivor) into the Wells Fargo Advantage Strategic Income Fund and the Strong Advisor Short Duration Bond Fund (the accounting survivor) into the Wells Fargo Ultra-Short Duration Bond Fund (the "Reorganization"). The Reorganization was effective at the close of business on April 8, 2005. These Funds commenced operations on April 11, 2005. Accordingly, references to these Funds refer to either the predecessor funds or the Funds as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor funds or those of these Funds as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------
      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds (and that would be provided to the Strategic Income Fund and Ultra-Short Duration Bond Fund) by Funds Management and the Sub-Advisers under the Advisory Agreements. Responses of Funds Management and the Sub-Advisers to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Boards. The Boards reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The Boards also considered the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Boards considered information regarding Funds Management's and each Sub-Adviser's compensation for its personnel involved in the management of the Funds (or that would be involved in the management of the Strategic Income Fund and Ultra-Short Duration Bond Fund). In addition, the Boards considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. ("Strong") by Wells Fargo & Company.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds (and those anticipated to be provided to the Strategic Income Fund and Ultra-Short Duration Bond Fund) by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-advisers.

      Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for each of the Funds over various time periods. They also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Boards noted that the performance of each Fund, except for the Diversified Bond Fund, Income Plus Fund and Ultra-Short Duration Bond Fund, was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Wells Fargo Funds Trust Board noted that the Diversified Bond Fund's, Income Plus Fund's and Ultra-Short Duration Bond Fund's performance was lower than the median performance of each Fund's Peer Group for all time periods and required further review. Upon further review, the Board noted for the Ultra-Short Duration Bond Fund that the Fund's underperformance was explained, in part, by some credit issues experienced when the Fund was managed by certain Strong portfolio managers. In addition, the Board noted that there had been a portfolio manager change for the Ultra- Short Duration Bond Fund during the past year. The Board also asked for a further report on the Income Plus Fund's and Diversified Bond Fund's performance.

      The Boards received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper.

      The Boards noted that the net operating expense ratio of each Fund, except for the Inflation-Protected Bond Fund, Total Return Bond Fund and Ultra-Short Duration Bond Fund, was lower than, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio. The Board noted that the net operating expense ratios for certain classes of the Inflation-Protected Bond Fund, Total Return Bond Fund and Ultra-Short Duration Bond Fund were higher than their Peer Group's median net operating expense ratios, but the Board further noted that the Advisory Agreement Rates (as defined below) were within a reasonable range of the median rates of each Fund's Peer Group.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Boards took into account the separate administration services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Groups. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds, as applicable, and Funds Management and its affiliates. Because the Strategic Income Fund and Ultra-Short Duration Bond Fund had not yet commenced operations, the Board of Wells Fargo Funds Trust did not consider the historical profitability with regard to Funds Management's arrangements with these Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Board of Wells Fargo Funds Trust did not consider a separate profitability analysis of Wells Capital Management and Sutter, as their separate profitability from their relationship with the Funds was not a material factor in determining whether to renew the agreement. The Board of Wells Fargo Master Trust did not consider a separate profitability analysis of Galliard and Peregrine, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Galliard and Peregrine had been negotiated by Funds Management on an arms length basis and that Galliard's and Peregrine's separate profitability from their relationship with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or would be, shared reasonably with Fund shareholders/interestholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trusts, and those offered by the Sub-Advisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in the business of Funds Management and the Sub-Advisers as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Boards also considered the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are, or would be, sought and how any such credits are, or would be, utilized, potential benefits that may be realized by using an affiliated broker, and

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

the controls applicable to brokerage allocation procedures. The Boards also took note of the policies of the Sub-Advisers regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards reviewed detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also regularly review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards review reports of Funds Management and the Sub-Advisers at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Boards meet with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS                    WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depositary Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance, Inc
GDR         -- Global Depositary Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares
XLCA        -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.


            -------------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
            -------------------------------------------------------

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(c) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.  | www.wellsfargo.com/advantagefunds  |   RT51599 07-05
                                                                                                        AILD/AR103 05-05
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ITEM 2. CODE OF ETHICS

As of the end of the period, May 31, 2005, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2004 and May 31, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended May 31, 2004 and May 31, 2005, the Audit Fees were $251,041 and $264,665, respectively.

(b)
Audit-Related Fees - There were no audit-related fees incurred for the fiscal years ended May 31, 2004 and May 31, 2005 for assurance and related services by the principal accountant for the Registrant.

(c)
Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2004 and May 31, 2005 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended May 31, 2004 and May 31, 2005, the Tax Fees were $76,500 and $84,325, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended May 31, 2004 and May 31, 2005, the Tax Fees were $40,409 and $42,000, respectively. The incurred Tax Fees are comprised of tax return fees.

(d)
All Other Fees - There were no other fees incurred for the fiscal years ended May 31, 2004 and May 31, 2005.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended May 31, 2004 and May 31, 2005 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended May 31, 2004 and May 31, 2005, the Registrant incurred non-audit fees in the amount of $72,000 and $134,500, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended May 31, 2004 and May 31, 2005, the Registrant's investment adviser incurred non-audit fees in the amount of $57,120 and $173,500 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                               Wells Fargo Master Trust


                                               By: /s/ Karla M. Rabusch

                                                   Karla M. Rabusch
                                                   President

Date: July 18, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                  Wells Fargo Master Trust

                                                  By: /s/ Stacie D. DeAngelo

                                                      Stacie D. DeAngelo
                                                      Treasurer

Date: July 18, 2005